Filed with the Securities and Exchange Commission on April 26, 2023
Registration No. 002-89972
Registration No. 811-03989
UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 53	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 101	/ X /
(Check appropriate box or boxes.)

Northwestern Mutual Variable Life Account
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-1209
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2023 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Variable Life
Whole Life
Extra Ordinary Life
Single Premium Life
Issued by The Northwestern Mutual Life Insurance Company and the Northwestern Mutual Variable Life Account
Prospectus May 1, 2023
This prospectus (the "Prospectus") describes three variable life insurance Policies (each a “Policy”, together the “Policies”). You may choose to invest your Net Premiums in up to six Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policies and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.
Each Policy is subject to the law of the state in which it is issued. Some of the terms of a Policy may differ from the terms of a Policy delivered in another state because of state specific legal requirements. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this Prospectus are defined at the end of this Prospectus in the Glossary of terms. “Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this Prospectus mean The Northwestern Mutual Life Insurance Company.
Please carefully read this Prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policies. No person is authorized to make any representation in connection with the offering of the Policies other than those contained in these prospectuses.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.
We no longer issue the three Policies described in this Prospectus. The variable life insurance policies we presently offer are described in separate prospectuses.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’S Staff and is available at www.investor.gov.
As permitted by regulations adopted by the SEC, paper copies of your underlying Portfolios’ shareholder reports are not currently being sent by mail unless you specifically request paper copies of the reports from us. Instead, your Portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.NorthwesternMutual.com/eDelivery. You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by calling (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your Policy.

Important Information You Should Consider About the Policies
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Single Premium Life Policy in the first ten Policy Years you will be assessed a surrender charge of up to 9% of premium paid.
For example, if you surrender your Single Premium Life Policy and your total premium paid to date was $100,000, you could pay a surrender charge of up to
$9,000.
Fee and Expense Tables – Transaction Fees (Single Premium Life Policy – Surrender Charge)
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, extra premium for insureds in substandard risk classifications, charges for insurance or administrative charges, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in a Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2022, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	1.28%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in a Policy, including loss of principal.			Risks of the Policies –Investment Risk and The Funds
Not a Short-Term Investment
Your Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges may apply in the first 10 Policy
Years . In addition, short-term investment in a Policy may subject you to income taxes and tax penalties.
Risks of the Policies – Policy for Long- Term Protection
Risks Associated with Investment Options
Investment in your Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
( Portfolios) available under your Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policies – Investment Risk
Insurance Company Risks
Investment in your Policy is subject to the risks related to Northwestern
Mutual, and any obligations, guarantees, or benefits are subject to the claims-
paying ability of Northwestern Mutual. More information about Northwestern
Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 424-2609.
Risks of the Policies –Investment Risk Also see The Company section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate your Policy subject to certain conditions described in the Prospectus, including the payment of any premium required to keep the Policy in force.
Risks of the Policy Lapse Information About the Policies –Reinstatement
Variable Life Prospectus
1

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policies short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer amounts among Divisions.
However, we reserve the right to charge $25 for each transfer. You may invest in up to six Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio .

Information about
the Policies – Other
Policy Transactions
(Transfers Between
Divisions and Short-
Term and Excessive
Trading)

Information about
the Policies – Other
Policies
Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications.
Because we no longer issue the Policies, certain optional benefits may no longer be available.
Information about the Policies – Other Benefits Under the Policies
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, your Policy. There is no additional tax benefit if a Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policies to new owners. The Policies were sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on your Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend your Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policies Also see Deductions and Charges – Commissions Paid to Financial Representatives
Exchanges
We no longer issue the Policies to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
Overview of the Policies
What are the Policies, and what are they designed to do?
The Policies are individual variable whole life insurance policies, the purpose of which is primarily to provide life insurance protection (i.e., a death benefit), while providing the long-term accumulation of assets through allocations to a variety of Divisions. A Policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. You may want to consult your financial or tax advisor.
In exchange for your premium payment(s), upon the death of the Insured, we will pay the Death Benefit to your beneficiary that includes a guaranteed amount that will not be reduced so long as you make the necessary premium payments, as well as a “variable insurance amount” (see “Death Benefit—Variable Insurance Amount”) and/or additional term insurance in some circumstances.
Variable Life Prospectus
2

How are Premium Payments treated under the Policies?
We no longer issue the Policies to new owners. The Single Premium Life Policy allowed for a one time, gross single premium at issue and does not allow for additional premium payments. For Whole Life Policies and Extra Ordinary Life Policies, current owners must generally pay premiums when they are due to keep the Policy in-force and maintain the guaranteed Death Benefit. Depending on your life insurance coverage, premiums are generally level, fixed and payable in advance during the Insured’s lifetime on a periodic basis. The Automatic Premium Loans provision of your Policy may affect the amount of premium you are required to pay (see “Policy Loans and Automatic Premium Loans”).
For Whole Life Policies and Extra Ordinary Life Policies, even if you pay on a more frequent basis we place all scheduled Net Premium (i.e., premium less applicable premium charges such as taxes and sales load) in the Divisions at the beginning of each Policy year. Premiums paid on an other-than-annual basis are adjusted to reflect the time value of money according to predetermined rates. Allocation of Net Premium to the Divisions is done according to your current allocation instructions on file with us.
Investments in a Policy’s Divisions are held in the Separate Account which is an account separate from our General Account assets. We have established a segment within the Separate Account to receive and invest Net Premium for the Policies. Currently, the Policy segment is divided into over 40 Separate Account Divisions. Each Division purchases shares in a corresponding Portfolio. Information about each corresponding Portfolio is provided at the back of this Prospectus. See APPENDIX A: Portfolios Available under Your Policy.
Payment of insufficient Premiums may result in the Policy terminating or lapsing.
Q. What are the primary features and options that your Variable Life Policy offers?
A.
Death Benefit. The primary benefit of each Policy is the life insurance protection (i.e., Death Benefit) it provides. For each Policy the Death Benefit includes a guaranteed amount which will not be reduced during the lifetime of the Insured so long as you pay premiums when they are due and no Policy Debt is outstanding. The remainder of the Death Benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The Extra Ordinary Life Policy also provides some term insurance during the early Policy Years. The Death Benefit is increased by the amount of any paid-up additions which you have purchased with any dividends that we pay, except that for Extra Ordinary Life Policies, variable insurance amount and paid-up additions will first be used to replace term insurance before increasing the Death Benefit. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy.
B.
Surrenders and Access to Cash Value. You may surrender your Policy, and we will pay you its Cash Value (Policy Value less any Policy Debt and any surrender charge). In some cases, if we permit a Death Benefit reduction a release of Cash Value may result. Surrenders and releases of Cash Value are subject to charges and may have adverse tax consequences.
C.
Loans. You may take a loan against a Policy that, when added to existing Policy Debt, does not exceed the loan value of the Policy. The Policy secures the loan. Taking a loan will reduce Cash Value and the Death Benefit, may have adverse tax consequences and will increase the risk that your Policy may terminate or lapse.
D.
Transfers. Generally, you may transfer Invested Assets among the Divisions subject to certain restrictions (e.g., so long as you are invested in no more than six Divisions at a time).
E.
Collateral Assignment. Subject to our approval, you may generally assign a Policy as collateral for a loan or other obligation.
F.
Tax Treatment. You are generally not taxed on a Policy’s earnings until you withdraw Cash Value from your Policy. This is known as tax deferral.
G.
Additional Benefits. There are additional benefits under your Policy. An additional charge may apply if you elect an available additional benefit. The additional benefits that may be available with your Policy are listed in the “Other Benefits under the Policies” section of the Prospectus, and include the following:
•
Waiver of Premium Benefit – Pays the Insured’s premium while totally disabled (no longer available for purchase)
•
Additional Purchase Benefit – Allows the Owner to purchase additional life insurance on the life of the Insured without proof of insurability (no longer available for purchase)
•
Income Plans – In lieu of a lump sum payment, the Death Benefit proceeds may be payable in monthly (or less frequent) payments over a period of time
•
Right to Exchange for a Fixed Benefit Policy – Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
Variable Life Prospectus
3

Fee and Expense Tables
The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
Transaction Fees1
This table describes the fees and expenses you will pay when you pay premiums, surrender the Policy or transfer amounts among investment options.
	Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Whole Life and Extra Ordinary Life Policies	Premium Taxes	When you pay premiums	2% of the basic premium[2]	2% of the basic premium[2]
	Sales Load	When you pay premiums	Same as the current amount	Year 1: 30% of basic premium[2] Years 2-4: 10% of basic premium[2] Years 5-on: Not more than 7% of basic premium[2]
	Charge for Issuance Expenses	When you pay premiums — first Policy Year only	Same as the current amount	Not more than $5 for each $1,000 of insurance
	Administrative Charge	When we issue the Policy	$150	$150
Single Premium Life Policy	Surrender Charge	When you surrender the Policy during the first ten Policy Years	Not more than 9% of the premium paid for the Policy[3]	0%
All Policies	Fee for Transfer of Assets	When you transfer assets among the Divisions	The fee will not exceed our administrative costs of transfers	Currently waived
Whole Life and Extra Ordinary Life Policies	Extra Premium for Insureds Who Do Not Qualify as Select Risks	When you pay premiums	Same as current amount[4]; Variable Whole Life; Maximum: $52.70 per $1,000 of face amount; Variable Extra Ordinary Life Policies; Maximum: $58.71 per $1,000 of face amount	The amount depends on the underwriting classification
All Policies	Expedited Delivery Charge[5]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[6]	$15 per delivery (up to $45 for next day, a.m. delivery)
	Wire Transfer Fee[5]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[6]	$25 per transfer (up to $50 for international wires)
1
Some fees and expenses, such as fees applicable in Policy Years prior to your current Policy Year, may no longer apply because the Policies are no longer issued.
2
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
3
This charge no longer applies because you have owned your Policy for longer than ten years.
4
This charge will vary depending on underwriting classification of the Insured.
5
This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
6
The maximum amount deducted is subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum amount deducted will equal the maximum charge shown above multiplied by the CPI for the fourth month prior to the time of the
Variable Life Prospectus
4

charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Periodic Charges (Other than Portfolio Operating Expenses)
These tables describe the fees and expenses, other than operating expenses for the Portfolios, that you will pay periodically during the time that you own a Policy. Please refer to the table specific to your Policy. As noted below, in some cases the charges shown in the table may not be representative of what a particular Owner may pay. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).
Whole Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Administrative Costs	Annually, on the Policy Anniversary	$35	$35
Charge for Death Benefit Guarantee	Annually, on the Policy Anniversary	1 1∕2% of the basic premium[1]	1 1∕2% of the basic premium[1]
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account Assets	Annual rate of .50% of the Separate Account Assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account Assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[2]

Minimum: $0.69 per $1,000 of net amount at risk
(Attained Age 10 female)[2]

Representative: $13.59 per $1,000 of net amount
at risk (Attained Age 58 male)

Charge for Mortality and Expense Risks and Expenses for Loans[3]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
Waiver of Premium Benefit[4]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 65	Same as current amount	Maximum: $2.05 per $1,000 of face amount (Issue Age 58) Minimum: $0.13 per $1,000 of face amount (Issue Age 0-6) Representative: $0.37 per $1,000 of face amount (Issue Age 35)
Additional Purchase Benefit[5]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 40	Same as current amount
Maximum: $2.21 per $1,000 of Additional
Purchase Benefit (Issue Age 38)[5]

Minimum: $0.54 per $1,000 of Additional
Purchase Benefit (Issue Age 0)[5]

Representative: $0.54 per $1,000 of Additional
Purchase Benefit (Issue Age 0)

1
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
2
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
Variable Life Prospectus
5

3
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
4
The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. Generally, the charge increases for older Issue Ages. In addition, higher rates may apply to substandard underwriting classifications. The charge for the Waiver of Premium Benefit is less for Extra Ordinary Life Policies than for Whole Life Policies, all other factors being equal.
5
The maximum benefit amount is $100,000. The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. The charge increases for older Issue Ages.
Extra Ordinary Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account Assets	Annual rate of .50% of the Separate Account Assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account Assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[1]

Minimum: $0.85 per $1,000 of net amount at risk
(Attained Age 15 female)[1]

Representative: $25.42 per $1,000 of net amount
at risk (Attained Age 65 male)

Charge for Mortality and Expense Risks and Expenses for Loans[2]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
Charge for Dividends[3]	Annually, on the Policy Anniversary	Same as current amount	Maximum: 17% of the gross annual premium[4]
Extra Premium for Extra Life Protection (after the expiry of the guaranteed period)	Annually, after the expiry of the guaranteed period, on the Policy Anniversary[5]	Maximum: $1,000 per $1,000 of term insurance, without the current dividend Minimum: $6.27 per $1,000 of term insurance, without the current dividend
Maximum: $283.64 per $1,000 of term insurance[6]
(Attained Age 99 male standard)

Minimum: $1.93 per $1,000 of term insurance[6]
(Attained Age 52 female select)

Representative: $5.11 per $1,000 of term
insurance[6] (Attained Age 62 male select)

Charge for Administrative Costs	Annually, on the Policy Anniversary	$35	$35
Charge for Death Benefit Guarantee	Annually, on the Policy Anniversary	1 1∕2% of the basic premium[7]	1 1∕2% of the basic premium[7]
Waiver of Premium Benefit[8]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 65	Same as current amount	Maximum: $1.48 per $1,000 of face amount (Issue Age 48) Minimum: $0.10 per $1,000 of face amount (Issue Age 15) Representative: $0.24 per $1,000 of face amount (Issue Age 35)
Additional Purchase Benefit[9]	Annually, on the Policy Anniversary, if this benefit is attached to your Policy and the Attained Age is less than 40	Same as current amount
Maximum: $2.21 per $1,000 of Additional
Purchase Benefit (Issue Age 38)[9]

Minimum: $1.06 per $1,000 of Additional
Purchase Benefit (Issue Age 15)[9]

Representative: $1.33 per $1,000 of Additional
Purchase Benefit (Issue Age 25)[9]

1
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO
Variable Life Prospectus
6

Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
2
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
3
This charge will vary by Issue Age of the Insured.
4
The charge for dividends is approximately 7% to 17% of the gross annual premium.
5
After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection, we may reduce the amount of term insurance for the Policy Year. Alternatively, you may choose to have the coverage maintained by paying a larger premium based on the term insurance rates described here. Your right to continue to purchase term insurance on this basis will terminate as of the first Policy Anniversary when you fail to pay the additional premium when due.
6
Estimated year-end dividends have the effect of reducing the term insurance amounts on which the charges are based.
7
The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction for administrative costs. See “Deductions and Charges” for more information.
8
The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. Generally, the charge increases for older Issue Ages. In addition, higher rates may apply to substandard underwriting classifications. The charge for the Waiver of Premium benefit is less for Extra Ordinary Life Policies than for Whole Life Policies, all other factors being equal.
9
The maximum benefit amount is $100,000. The charges shown in the table may not be representative of the charge that a particular Owner may pay. The charge does not vary by sex. The charge increases for older Issue Ages.
Single Premium Life Policy
Charge	When Charge is Deducted	Maximum Amount Deducted	Current Amount Deducted
Charge for Mortality and Expense Risks	Daily	Annual rate of .50% of the Separate Account assets	Annual rate of .50% of the Separate Account assets
Charge for Federal Income Taxes	Daily	A rate which reflects that portion of our actual tax expenses which is fairly allocable to the Policies	Annual rate of .05% of the Separate Account assets
Cost of Insurance	Calculated at least annually on the Policy Anniversary	Same as current amount, without the current dividend
Maximum: $1,000 per $1,000 of net amount at
risk (Attained Age 99)[1]

Minimum: $0.69 per $1,000 of net amount at risk
(Attained Age 10 female)[1]

Representative: $33.19 per $1,000 of net amount
at risk (Attained Age 68 male)

Charge for Mortality and Expense Risks and Expenses for Loans[2]	Daily	Annual rate of 1.00% of the borrowed amount	When the Insured is Attained Age 99 and below: Annual rate of 0.85% of the borrowed amount; When the Insured is Attained Age 100 and above: Annual rate of 0.30% of the borrowed amount
1
The Policy includes no provisions for explicit deductions or charges for the cost of insurance, but this cost is reflected in the table of Cash Values at the front of the Policy and in the table of net single premiums we use to determine the variable insurance amount. The variable insurance amount is used to calculate both the Death Benefit and the Cash Value. The cost of insurance is based on factors including but not limited to the Insured’s Attained Age, the 1980 CSO Mortality Table and the net insurance amount at risk. The net insurance amount at risk is the Death Benefit minus the sum of the Cash Value and any Policy Debt. The rates shown in the table may not be representative of the charge a particular Owner may pay. The amount you pay for the cost of insurance is effectively reduced by the dividends, if any, we currently pay on your Policy. You may ask your Financial Representative for the current dividend amount. Future dividends are not guaranteed. (See “Annual Dividends”).
2
The charge is applied to the Policy Debt. The charge shown is a loan interest spread that is deducted from the Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 8% or an alternative variable rate based on a bond yield index. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the Policy loan interest rate less the charge shown.
Annual Portfolio Operating Expenses
The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2022 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
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	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.28%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.11%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.
For more information about voluntary fee waivers that may be in place, see the “Deductions and Charges” section.
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Risks of the Policies
Policy for Long-Term Protection  Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short- term investing. The value of your Policy and Death Benefit will be reduced if you withdraw Cash Value. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Investment Risk  Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed, and you can lose money. You may be required to pay more premiums than originally planned in order to keep the Policy in force.
A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Insurance Default Risk  Because certain guarantees under the Policies are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account, are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Policy Lapse  Insufficient premiums, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If you do not pay premiums when they are due, your Policy will enter a 31-day grace period. If your Policy enters a grace period, we will notify you that your Policy will lapse at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Policy Loan Risks  A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Policy Value while there is Policy Debt. The Death Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt may increase the risk that your Policy will lapse.
Limitations on Access to Your Values  Accessing your Policies’ value may have tax consequences. Your Policy provides access to Cash Value during the lifetime of the Insured. You may surrender your Policy for the Cash Value at any time during the lifetime of the Insured. We will permit a Death Benefit reduction so long as the Policy that remains meets our minimum size requirements. Under some circumstances there may be a release of Cash Value upon the reduction of your Death Benefit. You may borrow an amount from the Company up to 90% of your Policy’s Cash Value using the Policy as security.
Adverse Tax Consequences  Our understanding of the principal tax considerations for the Policies under current tax law is set forth in this Prospectus. A surrender, loan or release of Cash Value may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented.
Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to an additional 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).
Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time.
Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other
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affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
The Company
The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual were over $340 billion as of December 31, 2022. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
General Account assets are used to guarantee the payment of certain benefits under the Policies, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policies. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policy. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.
Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.
Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:
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•
operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
•
invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;
•
transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;
•
on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);
•
register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
•
create new separate accounts;
•
add, delete or make changes to the securities and other assets held or purchased by the Separate Account;
•
restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and
•
make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.
The Funds
A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.
The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Each Portfolio has a prospectus that contains more detailed information about the Portfolio. Read the prospectuses for the Portfolios carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive
The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector
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coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.
Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.
Information About the Policies
We are no longer issuing these Policies.
This prospectus describes the material provisions of the Policies. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.
Premiums
For Whole Life Policies and, except as explained below, for Extra Ordinary Life Policies, premiums are level, fixed and payable in advance during the Insured’s lifetime on a monthly, quarterly, semiannual or annual basis. You may change the premium frequency. The change will be effective when we accept the premium on the new frequency. The amount of the premium depends on the amount of insurance for which the Policy was issued and the Insured’s age and underwriting classification. The amount of the premium also reflects the sex of the Insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to the Owner not less than two weeks before each premium is due. If you select the monthly premium frequency, we may require that you make Premium Payments through an automatic payment plan arranged with your bank.
Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate, and (2) cover the administrative costs to process the additional Premium Payments. You may obtain information from your Northwestern Mutual Financial Representative about annual percentage rate (APR) calculations for premiums paid other than annually. The APR calculation is also available through www.northwesternmutual.com.
Premium added to the Separate Account will increase your Policy Value according to a formula specified in your Policy that takes into account certain actuarially determined values and the 1980 CSO mortality tables.
If the Insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.
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You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. If mandated under applicable law, we may be required to reject a Premium Payment. We may also be required to provide information about you and your account to government regulators.
We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time. Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums.
Whole Life Policy The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance. Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate and (2) cover the administrative costs associated with additional Premium Payments. For example, two semi-annual payments will total more than an annual premium payment.

Age at Issue	Face Amount	Annual Premium	Monthly Premium	Annual Sum of Monthly Premiums*	Annual Sum of Monthly Premiums Minus the Annual Premium
	SELECT
15	$50,000	$382.50	$33.60	$403.20	$20.70
35	100,000	1,536.00	135.10	1,621.20	85.20
55	100,000	3,766.00	331.10	3,973.20	207.20
	STANDARD PLUS
15	$50,000	$406.00	$35.60	$427.20	$21.20
35	100,000	1,683.00	148.10	1,777.20	94.20
55	100,000	4,125.00	363.10	4,357.20	232.20
	STANDARD
15	$50,000	$491.50	$43.10	$517.20	$25.70
35	100,000	1,912.00	168.10	2,017.20	105.20
55	100,000	4,587.00	404.10	4,849.20	262.20
*
In some cases for policies with smaller premiums, the sum of 12 monthly premiums may be less than the sum of other periodic premium amounts due to lower administrative costs.
Extra Ordinary Life Policy The following table for Extra Ordinary Life Policies shows representative annual premiums for male select, standard plus and standard risks for various amounts of insurance. Premiums you pay other than on an annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate and (2) cover the administrative costs associated with additional Premium Payments. For example, two semi-annual payments will total more than an annual premium payment. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is
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issued, including both the guaranteed minimum death benefit noted in your Policy (“Minimum Death Benefit”), which we guarantee for the lifetime of the Insured, and the Extra Life Protection, which we guarantee for a shorter period. (See “Death Benefit” and “Extra Ordinary Life Policy”).
Age at Issue	Face Amount	Annual Premium	Monthly Premium	Annual Sum of Monthly Premiums*	Annual Sum of Monthly Premiums Minus the Annual Premium
	SELECT
15	$50,000	$261.50	$23.10	$277.20	$15.70
35	100,000	1,014.00	89.10	1,069.20	55.20
55	100,000	2,612.00	230.10	2,761.20	149.20
	STANDARD PLUS
15	$50,000	$285.00	$25.10	$301.20	$16.20
35	100,000	1,161.00	102.10	1,225.20	64.20
55	100,000	2,971.00	261.10	3,133.20	162.20
	STANDARD
15	$50,000	$357.50	$31.60	$379.20	$21.70
35	100,000	1,377.00	121.10	1,453.20	76.20
55	100,000	3,425.00	301.10	3,613.20	188.20
*
In some cases for policies with smaller premiums, the sum of 12 monthly premiums may be less than the sum of other periodic premium amounts due to lower administrative costs.
Single Premium Life Policy The Single Premium Life Policy was available only for applicants who met select or standard plus underwriting criteria as we determined. The premiums for these Policies are the same for both select and standard plus risks, but we expect that the dividends will be lower for Policies issued to Insureds in the standard plus classification.
The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of insurance:
Age at Issue	Face Amount of Insurance	Gross Single Premium
15	$10,000	$1,498.40
35	25,000	6,443.25
55	50,000	23,502.00
Grace Period
For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you do not pay the premium within the grace period, the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance (see “Extended Term and Paid-Up Insurance”), or the Automatic Premium Loan provision is currently in effect (see “Policy Loans and Automatic Premium Loans”) to pay any overdue premiums and the premium due is less than the maximum amount allowable. If the Insured dies during the grace period we will deduct any overdue premium from the proceeds of the Policy. If the Insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.
Allocating Premiums to the Separate Account
We place the net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy in the Separate Account on the Policy Date and on the Policy Anniversary each year. The net annual premium is the annual premium less the deductions. See “Deductions and Charges” for more information.
You determine how the net annual premium for a Whole Life or an Extra Ordinary Life Policy is apportioned among the Divisions. If you direct any portion of a premium to a Division, the Division must receive at least 1% of that premium. You may change the apportionment for future premiums by written request at any time, but the change will be effective only when we place the net annual premium in the Separate Account on the next Policy Anniversary, even if you are paying premiums other than on an annual basis. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the allocation of amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading. Premium may be allocated to up to six Divisions at a time.
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Eligible Owners may also submit allocation requests via the Variable Life Service Center at 1-866-424-2609 or via our website at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current procedures for Electronic Instructions provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.
For a Single Premium Policy we placed the entire single premium, less an administrative charge of $150, in the Separate Account on the Policy Date, and we apportioned the amount among the Divisions as you determined.
You may apportion the Separate Account assets supporting your Policy among as many as six Divisions at any time.
Cash Value
The Cash Value of a Policy is equal to the amount you are eligible to receive when you surrender the Policy. If investment results were a net level 4% every year, the Cash Value would increase each year according to a table in your Policy (“tabular Cash Value”). However, the Cash Value for all Policies will change daily in response to investment results. For any given date, to calculate the Cash Value, the tabular Cash Value for the last Policy Anniversary is adjusted to reflect the time elapsed since the last Policy Anniversary. We then adjust the sum of the tabular Cash Value and the net single premium for the variable insurance amount (see the discussion of net single premiums under “Variable Insurance Amount”) to reflect investment results from the last Policy Anniversary to the date for which the calculation is being made. The Cash Value is increased by the value of any paid-up additions which have been purchased with dividends. The value of the paid-up additions reflects investment results from your last Policy Anniversary to the date for which the calculation is being made. If a portion of the premium for the current Policy Year has not been paid, the Cash Value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. The Cash Value for all Policies will be reduced by any Policy Debt outstanding. No minimum Cash Value is guaranteed.
We determine the Cash Value for a Policy (including any request for a Death Benefit reduction, please see below) at the end of each valuation period (typically, 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.
You may surrender a Policy for the Cash Value at any time during the lifetime of the Insured. We will surrender your Policy upon receiving a surrender request in Good Order at our Home Office. Requests for surrender received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE are deemed to be received and effective that day. If received on or after the close of trading, requests are deemed to be received and effective as of the close of the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Alternatively, you may use the Cash Value of a Whole Life Policy or an Extra Ordinary Life Policy to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. (See “Extended Term and Paid-Up Insurance”). Surrender proceeds may be paid under an Income Plan requested by an Owner at the time of surrender. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans (see “Other Benefits Available Under the Policies –Income Plans”).
You may request a Death Benefit reduction, so long as the Policy’s Death Benefit after reduction meets the regular minimum size requirements. A proportionate refund of the Policy’s Cash Value will result from any Death Benefit reduction. The refund of Cash Value will first be applied toward any existing loan balance. The remainder of the Cash Value refunded will be returned to the Owner. The remaining Policy will be based on the age and underwriting classification of the Insured at the time of issuance of the original Policy. We will allocate reductions among the Divisions in proportion to the amounts in the Divisions.
Death Benefit
The Death Benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the Insured so long as you pay premiums when they are due and no Policy Debt is outstanding. The remainder of the Death Benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions is also included in the total Death Benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy Years. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, and for which the premium for the entire lifetime of the Insured has
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been paid. Paid-up additions have Cash Value and loan value. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. For a more detailed description of how the Death Benefit is calculated for your Policy, see “Whole Life Policy and Single Premium Life Policy” and “Extra Ordinary Life Policy” below.
Payment of Proceeds The amount payable under the Death Benefit will be reduced by the amount of any Policy Debt. Subject to the terms and conditions of the Policy, the proceeds will be paid to a beneficiary or other payee after proof of the death of the Insured is received in our Home Office. The amount of proceeds will be determined as of the date of death. We will pay interest on the proceeds from that date until payment is made.
Variable Insurance Amount The variable insurance amount reflects, on a cumulative basis, the investment experience of the Divisions in which the Policy has participated. We adjust the variable insurance amount annually on each Policy Anniversary. For the first Policy Year the variable insurance amount was zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the Death Benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the Death Benefit will increase.
In setting the premium rates for each Policy we have assumed that investment results will cause the Separate Account assets supporting the Policy to grow at a net annual rate of 4%. If the assets grow at a net rate of exactly 4% for a Policy Year, the variable insurance amount will neither increase nor decrease on the following Policy anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.
The method for calculating the changes in the Death Benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the Attained Age of the Insured for each Policy Year. For a Whole Life Policy, the changes in the Death Benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the Insured’s age on the Policy Anniversary.
To illustrate how the variable insurance amount affects the Death Benefit for a Whole Life Policy, suppose that on your Policy Anniversary investment results since your last Policy Anniversary (excluding investment results on paid-up additions) were $500 less than the amount that would have been expected assuming a net annual growth rate of 4%. By way of example, if your net single premium (based on your underwriting classification as indicated in your Policy) per $1.00 of insurance was .40440, the variable insurance amount for the current year will decrease by $1,236 ($500/.40440), thereby decreasing the Death Benefit if the variable insurance amount had been positive. (See “Whole Life Policy and Single Premium Life Policy”).
Because the variable insurance amount is adjusted only on the Policy Anniversary, we bear the risk that the Insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, you will forgo the benefit and we will realize a gain. However, if on the date of death of the Insured the value of the Policy, considered as a net single premium, would buy more Death Benefit than the amount otherwise determined under the Policy, we will pay this increased Death Benefit.
The cost of life insurance increases with the advancing age of the Insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the Death Benefit in the later Policy Years. In general, however, the effect of investment results on the Death Benefit will tend to be greater in the later Policy Years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.
The cost of providing insurance protection under a Policy is reflected in the Cash Value of the Policy. (See “Cash Value”). The cost is actuarially computed for each Policy each year, based on the Insured’s Attained Age, the 1980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the Death Benefit for the Policy minus the sum of the Cash Value and any Policy Debt. The cost of insurance differs each year because the probability of death increases as the Insured advances in age, and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all Insureds are in the select underwriting classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and we guarantee it for the life of a Policy regardless of any future changes in mortality experience or whether dividends have been used to purchase variable benefit paid-up insurance. Our revenues attributable to this charge may exceed our costs attributable to this charge, in which case we may realize a gain.
Whole Life Policy and Single Premium Life Policy For a Whole Life Policy or a Single Premium Life Policy the Death Benefit is the face amount of the Policy plus any positive variable insurance amount in force. We adjust the Death Benefit on each Policy Anniversary when we determine the variable insurance amount for the following year. The total Death Benefit also includes the amount of insurance provided by any paid-up additions which you have purchased with dividends and includes
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adjustments for investment results earned through the prior year. The Death Benefit for a Whole Life Policy will not be less than the face amount so long as you pay premiums when they are due. For a Single Premium Life Policy the Death Benefit will not be less than the face amount. The amount payable at death is reduced by the amount of any Policy Debt outstanding.
Paid-up additions you have purchased with dividends are not counted for purposes of the guarantee that the Death Benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total Death Benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions. Paid-up additions are amounts of permanent insurance, paid for with dividends and adjusted by investment results earned through the prior policy year, and added to a basic life insurance policy, and for which the premium for the entire lifetime of the Insured has been paid. Paid-up additions have Cash Value and loan value.
Extra Ordinary Life Policy The Death Benefit for an Extra Ordinary Life Policy is affected by the amount of Extra Life Protection in force. Initially, the amount of Extra Life Protection is 40% of the total amount of insurance and is in the form of one year term insurance; the amount of term insurance may be adjusted on each Policy Anniversary thereafter. Term insurance is life insurance which pays a Death Benefit only if the Insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the Insured. It has no cash surrender value or loan value. The amount of term insurance included in Extra Life Protection affects the dividends payable on Extra Ordinary Life Policies. Over time, positive variable insurance amounts and paid-up additions purchased with dividends will reduce the one year term insurance portion of the Extra Life Protection to an amount that (with variable insurance amounts and paid-up additions) will maintain the total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.
The amount of Extra Life Protection may increase over time but it will not decrease below the initial amount during the Policy’s guaranteed period, so long as you pay premiums when they are due, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their Cash Value. The length of the guaranteed period depends on the age of the Insured at issue. Please note that neither the actual investment results nor the dividends to be paid on the Policy are guaranteed. You may request an in-force illustration to illustrate the effect of various future rates of return on the amount of Extra Life Protection.
After the guaranteed period expires, if the sum of positive variable insurance amounts plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy Anniversary, we may reduce the amount of your term insurance for the Policy Year. We will give you notice of the reduction and you will have an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. The maximum premium rate varies between $6.27 per $1,000 of term insurance and $1,000 per $1,000 of term insurance, depending on the age and sex of the insured. Your right to continue the Extra Life Protection will terminate as of the first Policy Anniversary when you fail to pay the additional premium when due.
The Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy was issued. We guarantee the Minimum Death Benefit for the lifetime of the Insured so long as you pay premiums when they are due.
The total Death Benefit is not affected by either investment results or the amount of dividends paid, so long as the Policy is within the guaranteed period of Extra Life Protection unless the term insurance has been eliminated by positive variable insurance amount and paid-up additions as described above. Good investment results and increases in dividends increase the likelihood that the total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as you pay premiums when they are due. In each case the amount payable at death is reduced by any Policy Debt outstanding.
The following three examples illustrate how Extra Life Protection operates during the guaranteed period. In each example the Policy was issued for a total amount of $250,000. The minimum death benefit is $150,000 (60% of $250,000) and the initial amount of Extra Life Protection is $100,000 (40% of $250,000).
•
Example 1: On a Policy Anniversary, there is a total positive variable insurance amount of $10,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $75,000 ($100,000 minus the sum of $10,000 and $15,000) in order to maintain the initial amount of Extra Life Protection. There would be no effect on the current Death Benefit because the total of the variable insurance amount and paid-up additions has not exceeded the initial amount of Extra Life Protection.
•
Example 2: On a Policy Anniversary, there is a total negative variable insurance amount of -$12,000 and paid-up additions are $15,000. The Extra Life Protection for the following year would consist of term insurance in the amount of $85,000,
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reflecting a reduction for paid-up additions but not negative variable insurance amounts. Again, there would be no effect on the current Death Benefit. In subsequent years positive variable insurance amounts will need to make up for the negative variable insurance amounts in order to affect the amount of term insurance.
•
Example 3: On a Policy Anniversary, there is a total positive variable insurance amount of $60,000 and paid-up additions are $50,000. The Extra Life Protection for the following year would consist of no term insurance and would increase to $110,000 (the sum of $60,000 and $50,000). In this case the current Death Benefit would increase to reflect variable insurance amounts and paid-up insurance in excess of the Extra Life Protection (see “Variable Insurance Amount” above).
We have designed the Extra Ordinary Life Policy for a purchaser who intends to use all dividends to purchase paid-up additions. If you use dividends for any other purpose, or if any paid-up additions are surrendered for their Cash Value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and your right to continue the amount of Extra Life Protection as described above will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.
Extended Term and Paid-Up Insurance
If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid when due or within the 31-day grace period (see “Grace Period”), and you have not chosen the Automatic Premium Loan (APL) provision or do not have sufficient loan value to pay the premium, (see “Policy Loans and Automatic Premium Loans”), the Cash Value will purchase extended term insurance, or, at your request, a reduced amount of either fixed or variable benefit paid-up insurance.
If you use the Cash Value to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance, we will transfer the amount of the Cash Value from the Separate Account to our General Account at the conclusion of the 31 day grace period. Thereafter the Policy will not participate in the Separate Account’s investment results unless the Policy is subsequently reinstated. (See “Reinstatement”). You may select variable benefit paid-up insurance only if the Policy has at least $1,000 of Cash Value, in which case your Policy will reflect reductions for the cost of insurance. The minimum guaranteed death benefit (the face amount for Whole Life or the Minimum Death Benefit for Extra Ordinary Life) is not in effect for variable paid-up insurance.
For fixed paid-up insurance, you must have selected paid-up insurance within three months after the due date of your first unpaid premium. We determine the amount of paid-up insurance by the amount of Cash Value and the age and sex of the Insured, using the table of net single premiums at the Attained Age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the Insured unless the Policy is surrendered or the Cash Value is reduced to zero because of any Policy Debt.
If the Policy remains in force as extended term insurance, the amount of insurance will equal the Death Benefit prior to the date the premium was due, less any Policy Debt. The amount of Cash Value and the age and sex of the Insured will determine how long the insurance continues. We will, upon your request, tell you the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a Cash Value but no loan value.
Other Benefits Available Under the Policies
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Waiver of Premium Benefit	Permits an Insured who has become totally disabled to waive the payments due	Optional	•No longer available for purchase •The disability must result from an accident or sickness and must last for at least six months •There is a charge for this benefit
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Additional Purchase Benefit	Allows the Owner to purchase additional life insurance policies on the life of the Insured without proof of insurability	Optional	•No longer available for purchase •There is a charge for this benefit
Income Plans	In lieu of a lump sum, proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected
by owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•Must be selected
while the Insured is
living or within 60
days after the
death of the
insured

Right to Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard
•Requires premium
payments be paid
•There may be a
cost associated
with exchange
•Exchange may have
tax consequences
•The ability to
exchange during
periods no longer
mandated by your
state may be
terminated at any
time

Optional Benefits
There were two optional benefits applicable to the Whole Life Policy or Extra Ordinary Life Policy: (1) a Waiver of Premium Benefit; and (2) an Additional Purchase Benefit. If you selected one or both of these optional benefits, you are subject to a separate charge. (See “Periodic Charges (Other than Fund Operating Expenses)” and “Deductions and Charges — Optional Benefits” for more information about the charges.) Any charge will continue to be assessed as long as the benefit remains in force. These benefits are no longer available for purchase.
Waiver of Premium Benefit  Subject to the terms and conditions of the benefit, the Waiver of Premium Benefit waives the payment of all premiums that come due during the total disability of the Insured if the disability is due to accident or sickness and it begins on or before the Policy Anniversary nearest the Insured’s 60th birthday. If the disability occurs after the Policy Anniversary nearest the Insured’s 60th birthday, the benefit waives the payment of all premiums that come due during the total disability of the Insured until the Policy Anniversary nearest the Insured’s 65th birthday.
Example: John Doe, age 57, lost his right hand in a car accident and became totally disabled from his job as a roof tiler. John’s policy has a Waiver of Premium Benefit that waives his $7,000 annual premium upon total disability.
Additional Purchase Benefit Subject to the terms and conditions of the benefit, the Additional Purchase Benefit guarantees the right to buy more insurance without proof of insurability.
Example: Jane Doe, age 28, is the owner and Insured of her policy, which has the Additional Purchase Benefit with periodic election amounts of $50,000 at each specified election date. Upon reaching an election date, Jane purchases a $50,000 policy without the Company requiring evidence of insurability.
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Standard Benefits
Income Plans  If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, Death Benefits, less any Policy Debt, may be paid under an Income Plan selected by your beneficiary after the death of the Insured. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest Income Plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment Income Plan pays Death Benefit proceeds in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life Income Plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). Any proceeds added to increase the amount payable under a monthly income plan may be subject to a 2.00% expense charge plus any applicable state premium tax. The choice of income plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect an Income Plan while the Insured is living or, if the Insured is not the Owner, during the first 60 days after the Insured’s date of death. An Income Plan that is elected by the Owner will take effect on the date of death of the Insured if the notice of election is received in our Home Office while the Insured is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy. Any Northwestern Mutual Financial Representative authorized to sell the Policies can explain these provisions on request.
Example: John Doe was the owner and insured of her policy and had elected an installment income plan. Upon his death, in lieu of paying life insurance proceeds from the policy to his wife Jane, his beneficiary, in a lump sum, the Company made reduced amounts of monthly payments to her spread out over a ten year period while the remaining balance earned interest.
Right to Exchange for a Fixed Benefit Policy It is currently Company practice to allow you to exchange your Policy for a policy that does not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”). We may modify or terminate this accommodation at any time, with or without notice, unless your state or the terms of your Policy provide for such an exchange. We reserve the right to require evidence of insurability. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the life of the same Insured and will have a Death Benefit at least as great as the initial guaranteed Death Benefit of your Policy (assuming no reduction in Death Benefit prior to the exchange). The premiums and Cash Value will be the same as those for fixed benefit policies that we issue on the issue date of the Fixed Benefit Policy. The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange will be effective when we receive a proper written request (or verbal authorization according to our current procedures), as well as the Policy, and any amount due on the exchange.
In addition, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment objectives or restrictions of a Portfolio, or a Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. We will give you notice of any such change. You may make the change within 60 days after the notice or effective date of the change, whichever is later.
Example: John Doe is the owner and insured of a variable whole life policy and is informed that one of the underlying portfolios in his Policy will be substituted for a different portfolio. Upon notice, John decides he would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support his policy invest and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, John has up to 60 days to exchange his variable policy for a fixed policy.
Deductions and Charges
The Net Premiums we place in the Separate Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The Net Premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium we charge for Insureds who do not qualify as select risks and the extra premium for any optional benefits. We make a charge for mortality and expense risks against the assets of the Separate Account. There is also a charge for taxes. (See “Charges Against the Separate Account Assets”). In addition, the funds in which the Separate Account assets are invested pay an investment advisory fee and certain other expenses. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A.)
We may impose a fee for transfers that will not exceed our administrative costs associated with transfers. This fee is currently being waived.
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You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.
Deductions from Premiums for Whole Life and Extra Ordinary Life Policies The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.
For the first Policy Year there was a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This was for the costs of processing applications, medical examinations, determining insurability and establishing records.
There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Owners.
There is a deduction each year for sales costs. This amount may be considered a sales load. The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy Year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for Insureds who qualify as select risks and does not include any extra premium amounts for Insureds whom we place in other underwriting classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection.
The amount of the deduction for sales costs for any Policy Year is not specifically related to sales costs we incur for that year. We expect to recover our total sales expenses from the amounts we deduct for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Separate Account for the mortality and expense risks we assume. (See “Charges Against the Separate Account Assets”). To the extent that the amounts deducted for sales costs exceed the amounts needed, we will realize a gain.
We make a deduction equal to 2% of each basic premium for state premium taxes. Premium taxes vary from state to state and currently range from 0% to 3.6% of life insurance premiums. Some jurisdictions within a state may charge an additional premium tax in certain circumstances. The 2% rate is an average, and we charge the same percentage regardless of the state (or other jurisdiction) in which you live, which may be more or less than the total percentage charged by your state (and/or other jurisdiction) of residence.
Provided that all premiums are paid when due, we guarantee that the Death Benefit, before adjustments, for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Separate Account and that, for an Extra Ordinary Life Policy, the Death Benefit, before adjustments, will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction equal to 1.5% of each basic premium to compensate us for the risk that the Insured may die at a point in time when the Death Benefit that would ordinarily be paid is less than this guaranteed minimum amount.
For an Extra Ordinary Life Policy there is a deduction for dividends. This deduction will vary by age of the Insured and duration of the Policy and we expect it to be in the range of approximately 7-17% of the gross annual premium. The deduction is in consideration of the Policy’s receipt of dividends that may be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. Dividends will be affected by, among other factors, whether the Policy includes a term insurance component. Future dividends are not guaranteed. (See “Annual Dividends”).
The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Separate Account at the beginning of each Policy Year after the deductions described above:

Whole Life
Beginning of Policy Year	Male Age 35—Select Risk Annual Premium
	$500	$1,000	$5,000
1	$154.28	$320.16	$1,647.28
2 through 4	402.11	834.48	4,293.51
5 and later	416.05	863.41	4,442.36

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Beginning of Policy Year	Male Age 35—Standard Risk Annual Premium
	$500	$1,000	$5,000
1	$123.37	$256.03	$1,317.30
2 through 4	321.57	667.33	3,433.44
5 and later	332.71	690.46	3,552.48
Extra Ordinary Life
Beginning of Policy Year	Male Age 35—Select Risk Annual Premium
	$500	$1,000	$5,000
1	$134.23	$278.56	$1,433.21
2 through 4	369.62	767.07	3,946.64
5 and later	383.58	796.05	4,095.74

Beginning of Policy Year	Male Age 35—Standard Risk Annual Premium
	$500	$1,000	$5,000
1	$97.92	$203.21	$1,045.54
2 through 4	269.65	559.59	2,879.11
5 and later	279.83	580.73	2,987.88
Deductions for Single Premium Life Policies For a Single Premium Life Policy, the only deduction from the single premium was an administrative charge of $150. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those we incur with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. (See “Deductions from Premiums for Whole Life and Extra Ordinary Life Policies”). We placed the entire premium for a Single Premium Life Policy, after this deduction of $150, in the Separate Account when we issued the Policy without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.
For a Single Premium Life Policy during the first ten Policy Years, the Cash Value payable on surrender of the Policy was reduced by a deduction for sales costs. The deduction during the first Policy Year was not more than 9% of the Policy’s tabular Cash Value. (See “Cash Value”). The deduction decreased over time until it was eliminated at the end of the tenth Policy Year. We intended the deduction to recover the costs we incurred in distributing Single Premium Life Policies which were surrendered in their early years. The deduction was never more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.
The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy Years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance.
Policy Year End When Policy Is Surrendered	Deduction as % of Tabular Cash Value
1	7.9%
2	7.1
3	6.3
4	5.4
5	4.6
6	3.7
7	2.8
8	1.9
9	0.9
10 and subsequent years	0
Charges Against the Separate Account Assets There is a daily charge to the Separate Account for the mortality and expense risks that we have assumed. The charge is at the annual rate of .50% of the assets of the Separate Account. The mortality risk is that Insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. The actual mortality and expense experience under the Policies will be a factor used in determining dividends. (See “Annual Dividends”).
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The Policies provide that we may make a charge for taxes against the assets of the Separate Account. Currently, we are making a daily charge for income taxes we incur at the annual rate of .05% of the assets of the Separate Account. We may increase, decrease or eliminate the charge for taxes in the future to reflect the portion of our actual tax expenses which is fairly allocable to the Policies.
Optional Benefits There is a separate charge for any optional benefit you have selected. (See “Other Benefits Available Under the Policies –Optional Benefits”). For a Whole Life Policy, the Waiver of Premium Benefit has a maximum charge of $2.05 per $1,000 of face amount and a minimum charge of $0.13 per $1,000 of face amount. The Additional Purchase Benefit has a maximum charge of $2.21 per $1,000 of Additional Purchase Benefit and a minimum charge of $0.54 per $1,000 of Additional Purchase Benefit.
For an Extra Ordinary Life Policy, the Waiver of Premium Benefit has a maximum charge of $1.48 per $1,000 of face amount and a minimum charge of $0.10 per $1,000 of face amount. The Additional Purchase Benefit has a maximum charge of $2.21 per $1,000 of Additional Purchase Benefit and a minimum charge of $1.06 per $1,000 of Additional Purchase Benefit.
We will realize a gain from these charges to the extent they are not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.
Expenses of the Portfolios The investment performance of each Division reflects all expenses borne by the corresponding Portfolios. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2022 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.11%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A.)
Commissions Paid to Financial Representatives  The maximum commission payable to the registered representative who sold the Whole Life or Extra Ordinary Life Policy is 55% of the premium during the first Policy Year; 9% of the premium in Policy Years 2-3; 6% of the premium in Policy Years 4-7; 3% of the premium in Policy Years 8-10; and 2% of Premium Payments thereafter. For the Single Premium Life Policy, commissions were 2.75% of the premium. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.
Guarantee of Premiums, Deductions and Charges
We guarantee that the premiums, the amounts we deduct from premiums, and the charge for mortality and expense risks will not increase over time. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the total Death Benefit would otherwise fall below the initial amount of insurance. (See “Extra Ordinary Life Policy”).
Policy Loans and Automatic Premium Loans
Described below are certain terms and conditions that apply when you borrow amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans, see “Tax Considerations” and consult with your tax advisor.
Policy Loans You may borrow an amount that, when added to existing Policy Debt, is not more than the maximum amount under your policy (the “loan value”). The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. You may take loan proceeds in cash or, for the Whole Life and Extra Ordinary Life Policies, you may use them to pay premiums on the Policy. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. Eligible Owners may also submit loan requests via the Variable Life Service Center at 1-866-424-2609. Written and telephone requests will be processed based on the date and time they are received in the Home Office, provided the request is received in Good Order. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests on your behalf.
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Automatic Premium Loans If you have chosen the Automatic Premium Loan provision or it is currently in effect for your Policy, a premium loan, which is a form of Policy loan, will automatically be made to pay an overdue premium if the premium is less than the maximum amount available for a new loan. A confirmation statement will be sent each time an automatic premium loan occurs.
General Loan Terms Interest on a loan accrues and is payable on a daily basis. We add unpaid interest to the amount of the loan. The Policy’s Cash Value is reduced by the amount of the loan. If the Cash Value decreases to zero, the Policy will terminate unless a sufficient portion of the loan is repaid. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.
You select the loan interest rate. The loan interest rate is applied to both the amount of the loan and accrued interest. A specified annual effective rate of 8% is one choice. (The specified annual effective rate may be lower in Arkansas.) The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually. It will not be less than 5%.
We will take the amount of a loan, including interest as it accrues, from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and will credit those amounts on a daily basis with an annual earnings rate equal to the loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. When the Insured is Attained Age 99 and below, the aggregate charge is currently at the annual rate of .85% for the 8% specified loan interest rate and .85% for the variable loan interest rate. For example, the earnings rate corresponding to an 8% loan interest rate is currently 7.15% when the Insured is Attained Age 99 and below. When the Insured is Attained Age 100 and above, the aggregate charge is currently at the annual rate of .30% for the 8% specified loan interest rate and .30% for the variable loan interest rate. For example, the earnings rate corresponding to an 8% loan interest rate is currently 7.70% when the Insured is Attained Age 100 and above. A loan, even if you repay it, will have a permanent effect on the Policy’s variable insurance amount and Cash Value because the amounts you have borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions of the Separate Account.
The amount payable at death will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be considered as an amount you received and taxed accordingly.
You may repay a loan, and any accrued interest outstanding, in whole or in part, at any time while the Insured is alive. If we receive a payment without specific instructions, we will first apply the payment to any premium due, with any remaining amount being applied to any outstanding loans. Payments in excess of outstanding debt and premiums due will be returned unless such amounts are deemed to be de minimis according to our procedures. Except as described below, if we receive your loan payments before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will credit payments as of the date we receive them and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the same date. If we receive your loan payments on or after the close of trading on the NYSE, we will credit payments as of the close of the next regular trading session of the NYSE and transfer them from our General Account to the Divisions, in proportion to the amounts in the Divisions, as of the date we credit the payment. Payments must be in Good Order to be processed. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.
Policy loan payments received within 34 days after the loan interest billing date will be credited as of the loan interest billing date. Automatic premium loans are effective as of the premium due date unless a loan payment is received between the premium due date and the date the Automatic Premium Loan is made. Automatic premium loan payments received up to 66 days after the loan interest billing date will be credited as of the Policy Anniversary, depending on your premium payment schedule. We will send you a notice indicating your loan interest billing date. Loan repayments are not subject to transaction fees.
Reinstatement
If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid at the end of the grace period, the Policy will lapse (see “Grace Period”). The Policy may be reinstated after lapse within five years after the premium due date. The Insured must provide satisfactory evidence of insurability. Any premium or other payment due, including any applicable interest, will also be required. If we approve your request for reinstatement and the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
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The Company may waive the requirement to provide satisfactory evidence of insurability if the reinstatement is applied for, and any premium or other payment due is paid, within 90 days (or longer if mandated by your state) after the premium due date and while the Insured is alive. Upon reinstatement, your Policy Date will not change and your Death Benefit option will remain the same as of the date of lapse. Your Cash Surrender Value will equal the new Policy Value (see above) minus any Policy Debt. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. In addition, following the reinstatement the Policy will have the same Death Benefit and amount in each Division as if all premiums had been paid when due. We will make an adjustment for any Policy Debt or the debt may be reinstated. A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.
COVID-19  Please note that the state in which your Policy was issued or delivered may require or provide for a longer Policy grace period, allow for the deferral of premium payments, provide for greater allowances to exercise certain contractual rights or benefits, or impose restrictions against Policy lapse or termination in recognition of financial hardships posed by the COVID-19 crisis, and the Company may offer additional accommodations beyond minimum state requirements as appropriate. Additional extensions of your Policy's grace period, deferrals of premium payments, greater allowances to exercise certain contractual rights and/or restrictions on Policy lapse may apply in the future but are not guaranteed. Please contact the Company at (866) 424-2609 for further information.
Reinvestments After Surrender
While Owners have no right to reinvestment after a surrender, we may, at our sole discretion, permit such reinvestments as described in this paragraph. In special limited circumstances, we may allow payments into a Policy in the form of returned surrender proceeds in connection with a request to void a surrender if the request is received by the Company within a reasonable time after the surrender proceeds are mailed. These payments may be processed without a sales load in the case of a Whole Life Policy or an Extra Ordinary Life Policy. The period for which we will accept requests for the return of surrender proceeds after a surrender may vary in accordance with our administrative procedures. The returned surrender proceeds will be reinvested after our receipt of the reinvestment request in Good Order at our Home Office. If we receive your request before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Proceeds will be applied to the same Division from which the surrender was made. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions regarding requests for reinvestment on your behalf.
Depending on the Insured’s underwriting classification, we may not accept the reinvestment or we may accept the reinvestment with different charges and expenses under the Policy. We may refuse to process reinvestments where it is not administratively feasible; including where any such reinvestment may cause the Policy to fail to qualify as life insurance under applicable law. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. Policies with reinvested surrender proceeds will have the same Death Benefit as if the proceeds had not been surrendered, except the values will reflect the fact that amounts were not invested in the Separate Account during the period of time the surrender proceeds were not in the Policy as well as any changes in charges and expenses due to a change in underwriting classification. We will make an adjustment for any Policy Debt or the debt may be reinstated.
Please note that our decision to permit a reinvestment does not reverse or eliminate any tax consequences and/or tax reporting resulting from the original surrender. Surrenders have tax consequences and we may be required to report them to the Internal Revenue Service and/or your state for income tax purposes. We may also be required to treat the reinvested proceeds as a new premium for purposes of determining whether your policy will become a MEC, and, as with any premium payment, we may be required to reject your reinvestment if it would result in your Policy failing to qualify as life insurance for Federal tax purposes. (See “Tax Considerations”).
Modifying a Policy
Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary and/or close of trading requirements.
If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.
Upon notice to you, we may modify a Policy:
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to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;
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to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
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to reflect a change in the Separate Account’s operation.
Other Policy Provisions
Owner The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while the Insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus “you” means the Owner of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.
Beneficiary The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.
Incontestability We will not contest a Policy after it has been in force during the lifetime of the Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.
Misstatement of Age or Sex If the age or sex of the Insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.
Collateral Assignment You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.
Deferral of Determination and Payment So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced fixed benefit paid-up insurance, we have the right to defer payment of the Cash Value for up to six months from the date of a Policy loan or surrender. If payment of surrender proceeds is deferred for 30 days or more, we will pay interest at an annual effective rate of 4%. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.
If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender proceeds, Cash Value resulting from a Death Benefit reduction, Death Benefit or loan proceeds or Income Plan benefits until the check or draft has been honored.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, Death Benefit reduction, surrender, loans, or Death Benefit proceeds, until instructions are received from the appropriate legal authority. We may also be required to provide additional information about an Owner and an Owner’s account to government authorities.
Other Policy Transactions
Transfers Between Divisions Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than six Divisions at a time. Transfer requests will be effective after our receipt of your request for transfer in Good Order at our Home Office. If we receive your request for transfer before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE, we will deem your request to be received and effective that day. If we receive your request for transfer on or after the close of trading on the NYSE, we will deem your request to be received and effective on the next regular trading session of the NYSE. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is presently charged, we reserve the right where allowed by state law to charge a fee that will cover the administrative costs of transfers. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Transfer requests must be in amounts greater than or equal to 1% of Invested Assets or the request will not be processed. When a transfer is made from
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any Division, the resulting allocation of Invested Assets must be in whole percentages in all Divisions that have any Invested Assets as a result of the transfer. Under certain circumstances in accordance with our procedures your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.
You may request the transfer in writing at our Home Office, by calling (866) 424-2609 or, if eligible, via our website at www.northwesternmutual.com. The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our current procedures for Electronic Instructions and you must properly authorize us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” However, we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.
Short-Term and Excessive Trading Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, a Policy Owner who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Policy Year or two round trip transfers are made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Policy Year or one round trip transfer is made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
Policies such as this (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.
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We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.
Substitution of Portfolio Shares and Other Changes If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. We may also substitute a class of shares of an existing Portfolio for a different class of the same Portfolio if allowable under applicable law. Any substitution of shares will be subject to any required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.
Annual Dividends
The Policies are eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” A Policy’s share, if any, will be credited as a dividend on the Policy Anniversary. We will not pay a dividend on a Whole Life Policy or an Extra Ordinary Life Policy which is in force as extended term insurance. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on a Policy is not guaranteed. Illustrated dividends published at the time a life insurance policy is issued generally reflect the actual recent experience of the issuing company with respect to mortality and expenses and hypothetical investment results.
If you receive dividends, you may use them to purchase variable paid-up additions, unless the Policy is in force as reduced fixed paid-up insurance. We will also pay dividends in cash, or you may use them to pay premiums or leave them to accumulate with interest (see “Tax Consideration—Tax Treatment of Life Insurance”); but unless you use all dividends we pay on an Extra Ordinary Life Policy to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. (See “Extra Ordinary Life Policy”). We hold dividends you leave to accumulate with interest in our General Account and we will credit them with a rate of interest we determine annually. The interest rate will not be less than an annual effective rate of 3.5%. If a Whole Life Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends may be used to purchase fixed benefit paid-up additions. (See “Extended Term and Paid-Up Insurance”). Dividends used to purchase variable benefit paid-up additions will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
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Voting Rights
As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions, we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.
Reports and Financial Statements
For each Policy Year you will receive a statement showing the Death Benefit, Cash Value and any loans (including interest charged) as of the Policy anniversary. We will also send you a confirmation statement when you transfer among Divisions, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show your apportioned amounts among the Divisions. If the Policy is in force as extended term or fixed benefit paid-up insurance, statements and reports will be limited to an annual Policy statement showing the Death Benefit, Cash Value and any loans.
Semi-annually, we will send you reports containing financial information, performance information and schedules of investments for the Portfolios underlying the Divisions to which your Policy's assets are allocated. We may also provide you with a notice informing you where you may obtain these reports in lieu of sending you these reports in paper. Because each Division invests exclusively in the shares of an underlying Portfolio, the performance information for a Division and its corresponding Portfolio will generally be the same except that if the Policy level charges were reflected in this performance information, the results would be lower. Current historical performance information, updated on a monthly and quarterly basis, is available at www.northwesternmutual.com/prospectuses-performance-and-reports. The financial statements of the Company and the Separate Account appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or Statement of Additional Information (containing such financial statements), call (866) 424-2609. Certain reports and other information can be obtained on our website at www.nmprospectus.com.
Special Policy for Employers
The premium for the standard Policy is based in part on the sex of the Insured. The standard annuity rates for Income Plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. However, if your Policy was issued in connection with an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. You are urged to review any questions in this area with qualified counsel.
Householding
To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling (866) 424-2609.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come
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forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call (866) 424-2609 for assistance in making such changes.
Legal Proceedings
Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this Prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.
Speculative Investing
This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Owner Inquiries
You may receive information about your Policy via the Variable Life Service Center by calling toll-free at 1-866-424-2609. With your ID and password, you can also visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about your Policy, please call your Financial Representative or (866) 424-2609. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.
Illustrations
Your Northwestern Mutual Financial Representative will provide you with an illustration for your Policy upon request. The illustration will reflect the performance of your Policy to date and will show how the amount payable at death and Cash Value would vary based on hypothetical future investment results.
Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, according to the allocation Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, amount payable at death and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.
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Tax Considerations
General The following discussion provides a general description of federal tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations, which may be significant in the purchase and ownership of a Policy.
Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.
This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.
There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to tax penalties.
Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.
The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2019, the tests must be based on the 2017 CSO mortality tables. Because Policies issued based on the 1980 CSO or 2001 CSO mortality tables may not satisfy the definitional tests using the 2017 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notice 2016-63). Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2018-20.
As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.
IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law. We reserve the right to make modifications to the Policy, as necessary and appropriate under applicable law and the terms of the Policy, to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the Policy.
Tax Treatment of Life Insurance While your Policy is in force, increases in the Cash Value due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. Death Benefit proceeds received by a beneficiary will generally not be subject to federal income tax.
So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the Investment in the Contract (“Cost Basis”) of the Policy. The Cost Basis of the Policy is generally equal to the premiums and other consideration paid for the contract less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in Cost Basis. However, dividends applied to purchase additional insurance or used to pay premiums are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the Cost Basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the Cost Basis of the Policy.
Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy
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Debt, will be taxable to the extent it exceeds the Cost Basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s Cost Basis.
Caution must be used when taking cash out of a Policy through Policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans and Automatic Premium Loans” section for more details). As described above, if your Policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy Cost Basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the Policy.
Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).
Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand-alone and certain combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).
Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for valuable consideration, it is taxable to the extent the proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy’s basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. The basis used to determine the gain or loss when a Policy, or an interest in a Policy, is transferred may be different than the Cost Basis used to determine the taxable amount for Policy distributions and/or surrenders.
The general rule is that if a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit may be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit may not be taxable if both of the following criteria are satisfied:
1.
The transfer was not a “Reportable Policy Sale”, and
2.
Either:
a.
The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner, or a corporation in which the insured is a shareholder or officer, or
b.
The transferee’s basis for determining gain or loss in determined, in whole or in part, by reference to the Transferor’s basis.
Generally, a Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. A Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of an interest in a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.
Whether the death benefit of any particular policy will be subject to income taxation because of transfers prior to the insured’s death will depend on specific facts. You should seek qualified tax advice if you plan a transfer of an interest in a life insurance policy.
Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed) Under final regulations issued by the IRS, “net investment income” may, among other things, include among other things the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.
Modified Endowment Contracts (MEC) A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums paid (net of expense and administrative charges) that would have to be paid in
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order for the Policy to be fully paid-up after seven level annual payments based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.
A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period. If such a reduction occurs, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up insurance option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods. Additionally, in the case of joint life policies, all premiums paid since the policy were issued are retroactively tested against the new MEC limit.
A life insurance policy which is received in exchange for a MEC will also be considered a MEC.
Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with a new seven-pay limit. The new seven-pay limit is determined by taking into account the Cash Value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.
If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. We do not report dividends retained by the Company to purchase paid-up additions as “Distributions”. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy Cost Basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.
A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 ½ years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.
Estate and Generation Skipping Transfer Taxes If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second to die if that that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.
If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.
Business-Owned Life Insurance Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000
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annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.
Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.
In addition, if a business owns life insurance with cash value, Section 264(f) may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Surrender Value (as defined by Code §264(f)) to the adjusted basis of other business assets. Certain policies may be excluded from the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.
The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.
Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income.
Split Dollar Arrangements Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.
Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to this law.
Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and are assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules.
Valuation of Life Insurance Special valuation rules apply to Policies distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.
Other Tax Considerations Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million,
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on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.
Distribution of the Policies
We sell the Policies through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at SIPC.org. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. (See Deductions and Charges—Commissions Paid to Financial Representatives).
Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.
Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.
Glossary of Terms
APPLICATION
The form completed by the applicant when applying for coverage under the Policy. This includes any:
1. amendments or endorsements;
2. supplemental Applications;
3. reinstatement Applications; and
4. Policy change Applications.
ATTAINED AGE
The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.
CASH VALUE
The amount available in cash if the Policy is surrendered. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan or Net Accumulated Value may be used to describe your Cash Value, as appropriate.
COMPANY
The Northwestern Mutual Life Insurance Company.
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DATE OF ISSUE
The date on which insurance coverage takes effect as shown in the Policy.
DEATH BENEFIT
The gross amount payable to the Beneficiary upon the death of the Insured, before the deduction of Policy Debt and other adjustments.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
FUND
Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
GENERAL ACCOUNT
All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
GOOD ORDER
Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.
HOME OFFICE
Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.
INCOME PLAN
An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
INSURED
The person named as the Insured on the Application and in the Policy.
INVESTED ASSETS
The sum of all amounts in the Divisions of the Separate Account.
ISSUE AGE
The Insured’s age on his or her birthday nearest the Policy Date.
MEC
Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a type of life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.
NET PREMIUM
The amount of Premium Payment remaining after premium charges have been deducted.
NOTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
NYSE
New York Stock Exchange.
OWNER (You, Your)
The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown in the Policy from which the following are computed, among other things:
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1. Policy Year;
2. Policy Anniversary;
3. the Issue Age of Insured; and
4. the Attained Age of the Insured.
POLICY DEBT
The total amount of all outstanding Policy loans, including both principal and accrued interest.
POLICY VALUE
The cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the term Accumulated Value After Loan may be used to describe your Policy Value after deductions for an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction charges.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account.
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Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.43%	-38.70%	4.86%	9.75%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	-27.83%	7.95%	12.77%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	-18.88%	8.95%	10.81%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/Fiduciary Management, Inc.	0.74%[1]	-13.78%	5.99%	10.06%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	-18.28%	9.20%	12.32%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	-0.34%	7.95%	10.36%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	-2.99%	7.08%	10.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	-3.22%	7.16%	9.81%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.53%[1]	-23.77%	5.35%	8.00%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	-13.26%	6.44%	10.49%
Long-term growth of capital; current incomes is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	-1.15%	6.88%	11.17%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	-28.49%	3.55%	9.40%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	-16.37%	5.51%	10.42%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc	0.91%[1]	-18.53%	3.77%	8.30%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	-23.13%	4.67%	5.90%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.75%[1]	-17.16%	3.13%	4.96%
Variable Life Prospectus
38

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.69%	-6.83%	-1.94%	2.13%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.90%[1]	-25.28%	-1.21%	0.24%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio	MSA/BlackRock Advisors, LLC	0.33%[1]	1.36%	1.03%	0.60%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.38%	-4.52%	1.03%	0.98%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.32%[1]	-13.33%	0.16%	1.11%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.98%[1]	-29.53%	-2.80%	0.04%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.55%[1]	-12.96%	1.54%	0.79%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.45%	-11.33%	2.18%	3.72%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.72%[1]	-15.39%	0.20%	1.91%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	-14.14%	3.41%	5.25%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	-14.83%	4.21%	6.40%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.61%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[4]	FMR[5]	0.60%	-26.31%	8.66%	11.43%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM)[8]	0.96%	-20.86%	6.79%	10.79%
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.11%[1]	-15.96%	5.24%	8.85%
Variable Life Prospectus
39

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 Year
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.91%	-26.77%	0.26%	3.36%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.03%[1]	-13.04%	0.96%	4.43%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.67%	-14.28%	-0.23%	0.94%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.83%[1]	-15.65%	0.77%	3.08%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.91%[1]	-16.35%	2.01%	4.48%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	0.97%[1]	-17.20%	2.99%	5.57%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	0.99%[1]	-17.68%	3.00%	6.05%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.77%	16.34%	N/A	N/A
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
Variable Life Prospectus
40

Additional Information
More information about your Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Prospectus, is incorporated by reference into this Prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 424-2609. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier C000000093
Variable Life Prospectus
41

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2023
VARIABLE LIFE
Whole Life
Extra Ordinary Life
Single Premium Life
Issued by The Northwestern Mutual Life Insurance Company
and
Northwestern Mutual Variable Life Account
(Account)
We no longer issue the Policies described in this Statement of Additional Information.
The Policies we currently offer are described in separate Prospectuses and
Statements of Additional Information.

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements, and should be read in conjunction with the prospectus for the Policies (the “Prospectus”) identified above and dated the same date as this SAI. The Prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, by calling telephone number (866) 424-2609, or by visiting www.nmprospectus.com.

DISTRIBUTION OF THE POLICIES
The Policies are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable life insurance policies.
Year	Amount
2022	$499,080
2021	$555,779
2020	$631,328
NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2022 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2022

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 26, 2023

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account since 1984.

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

		Focused	Large Cap
	Growth Stock	Appreciation	Core Stock	Large Cap	Index 500
	Division	Division	Division	Blend Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$473,544	$233,109	$355,171	$13,484	$1,870,243
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	24	-	15	126
Total Assets	473,553	233,133	355,171	13,499	1,870,369

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	40	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	40	-	-

Total Net Assets	$473,553	$233,133	$355,131	$13,499	$1,870,369

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$37,829	$15,536	$37,698	$642	$241,929
Northwestern Mutual Equity	298	86	273	5	1,284
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	416,506	196,419	301,383	12,333	1,543,264
Northwestern Mutual Equity	3,918	1,890	2,843	116	12,562
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	7,221	4,277	5,996	179	28,456
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,781	14,925	6,938	224	42,874
Total Net Assets	$473,553	$233,133	$355,131	$13,499	$1,870,369

(1) Investments, at cost	$637,299	$244,256	$376,827	$14,734	$1,120,560
Mutual Fund Shares Held	231,789	85,607	246,304	12,474	293,142
(2) Accumulation Unit Value	$6.519135	$7.143158	$5.751529	$2.695547	$9.299270
Units Outstanding	64,490	27,762	52,895	4,618	167,306
(3) Accumulation Unit Value	$93.238655	$78.340181	$81.491845	$23.885115	$220.942531
Units Outstanding	77	55	74	7	129
(4) Accumulation Unit Value	$93.238655	$78.340181	$81.491845	$23.885115	$220.942531
Units Outstanding	83	191	85	9	194

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

	Large			Mid Cap
	Company	Domestic	Equity Income	Growth Stock	Index 400
	Value Division	Equity Division	Division	Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$30,763	$235,717	$151,848	$533,542	$411,862
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	23	1	-	7
Total Assets	30,764	235,740	151,849	533,542	411,869

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	36	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	36	-

Total Net Assets	$30,764	$235,740	$151,849	$533,506	$411,869

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$2,003	$18,601	$11,842	$72,220	$19,938
Northwestern Mutual Equity	11	122	68	596	114
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	26,480	203,413	128,621	444,341	365,242
Northwestern Mutual Equity	240	2,125	1,258	4,329	3,308
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,583	4,293	3,953	4,169	10,008
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	447	7,186	6,107	7,851	13,259
Total Net Assets	$30,764	$235,740	$151,849	$533,506	$411,869

(1) Investments, at cost	$33,415	$188,190	$148,863	$627,086	$369,033
Mutual Fund Shares Held	33,329	144,523	89,851	196,734	208,961
(2) Accumulation Unit Value	$2.872695	$3.809453	$4.542924	$5.642367	$6.851532
Units Outstanding	9,301	53,955	28,589	79,518	53,791
(3) Accumulation Unit Value	$25.046912	$42.219400	$49.822897	$162.785136	$81.117713
Units Outstanding	63	102	79	26	123
(4) Accumulation Unit Value	$25.046912	$42.219400	$49.822897	$162.785136	$81.117713
Units Outstanding	18	170	123	48	163

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$87,500	$293,167	$67,290	$198,700	$125,424
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	40	10	16	16
Total Assets	87,500	293,207	67,300	198,716	125,440

Liabilities:
Due to Northwestern Mutual Life Insurance Company	5	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	5	-	-	-	-

Total Net Assets	$87,495	$293,207	$67,300	$198,716	$125,440

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$4,954	$14,660	$4,625	$12,978	$6,629
Northwestern Mutual Equity	30	101	31	92	48
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	76,755	265,223	58,381	175,081	109,160
Northwestern Mutual Equity	733	2,678	527	1,816	1,174
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,415	3,112	1,436	2,573	3,595
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,608	7,433	2,300	6,176	4,834
Total Net Assets	$87,495	$293,207	$67,300	$198,716	$125,440

(1) Investments, at cost	$87,791	$351,633	$69,160	$220,117	$111,339
Mutual Fund Shares Held	53,353	154,787	48,410	109,718	77,137
(2) Accumulation Unit Value	$5.566271	$5.714778	$2.785729	$5.177211	$2.742354
Units Outstanding	13,921	46,879	21,146	34,168	40,234
(3) Accumulation Unit Value	$61.046817	$77.536313	$32.084276	$57.377496	$30.392880
Units Outstanding	40	40	45	45	118
(4) Accumulation Unit Value	$61.046817	$77.536313	$32.084276	$57.377496	$30.392880
Units Outstanding	43	96	72	108	159

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$64,670	$480,870	$69,404	$184,961	$33,473
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	5	251	45	-	3
Total Assets	64,675	481,121	69,449	184,961	33,476

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	258	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	258	-

Total Net Assets	$64,675	$481,121	$69,449	$184,703	$33,476

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$3,929	$56,188	$3,740	$17,187	$3,293
Northwestern Mutual Equity	30	598	33	152	18
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	55,520	400,073	59,593	144,129	25,739
Northwestern Mutual Equity	491	4,357	560	2,136	243
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	2,223	7,791	2,322	13,860	2,060
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,482	12,114	3,201	7,239	2,123
Total Net Assets	$64,675	$481,121	$69,449	$184,703	$33,476

(1) Investments, at cost	$67,278	$592,719	$80,552	$184,961	$35,574
Mutual Fund Shares Held	65,722	343,233	77,633	184,961	33,811
(2) Accumulation Unit Value	$1.512130	$3.475261	$0.943204	$1.573979	$1.064107
Units Outstanding	37,041	116,374	63,775	92,927	24,417
(3) Accumulation Unit Value	$14.933069	$5.525225	$11.640958	$44.076838	$13.311816
Units Outstanding	149	1,410	199	314	155
(4) Accumulation Unit Value	$14.933069	$5.525225	$11.640958	$44.076838	$13.311816
Units Outstanding	166	2,193	275	164	159

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$252,579	$13,105	$18,175	$107,713	$52,582
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	160	10	3	-	12
Total Assets	252,739	13,115	18,178	107,713	52,594

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	7	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	7	-

Total Net Assets	$252,739	$13,115	$18,178	$107,706	$52,594

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$20,139	$873	$1,470	$7,302	$2,777
Northwestern Mutual Equity	200	11	12	69	23
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	201,622	11,560	14,578	93,168	44,559
Northwestern Mutual Equity	2,312	155	124	886	391
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	16,894	142	1,057	4,128	2,541
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	11,572	374	937	2,153	2,303
Total Net Assets	$252,739	$13,115	$18,178	$107,706	$52,594

(1) Investments, at cost	$301,715	$20,748	$20,856	$123,309	$62,273
Mutual Fund Shares Held	236,497	20,162	17,326	171,792	57,719
(2) Accumulation Unit Value	$2.787014	$1.238002	$1.175952	$4.330519	$1.341429
Units Outstanding	73,173	9,463	12,502	21,719	33,509
(3) Accumulation Unit Value	$228.662825	$17.947739	$15.909250	$59.175445	$18.966369
Units Outstanding	74	8	66	70	134
(4) Accumulation Unit Value	$228.662825	$17.947739	$15.909250	$59.175445	$18.966369
Units Outstanding	51	21	59	36	121

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

		Asset	Fidelity VIP	Fidelity VIP	AMT
	Balanced	Allocation	Mid Cap	Contrafund	Sustainable
	Division	Division	Division	Division	Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$377,096	$54,218	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	198,102	68,132	-
Neuberger Berman Advisers Management Trust	-	-	-	-	7,724
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	15	-	3	5	-
Total Assets	377,111	54,218	198,105	68,137	7,724

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	7	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	7	-	-	-

Total Net Assets	$377,111	$54,211	$198,105	$68,137	$7,724

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$166,292	$8,030	$15,675	$6,920	$495
Northwestern Mutual Equity	1,152	64	96	39	3
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	192,694	42,800	172,116	56,175	6,017
Northwestern Mutual Equity	2,258	418	1,845	541	51
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	8,052	1,061	2,496	967	289
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	6,663	1,838	5,877	3,495	869
Total Net Assets	$377,111	$54,211	$198,105	$68,137	$7,724

(1) Investments, at cost	$440,700	$62,347	$210,154	$70,954	$7,758
Mutual Fund Shares Held	311,908	53,469	6,054	1,799	288
(2) Accumulation Unit Value	$4.529277	$2.801154	$6.879567	$2.957075	$2.701399
Units Outstanding	43,043	15,429	25,287	19,180	2,246
(3) Accumulation Unit Value	$256.387829	$31.043666	$75.449401	$33.189569	$30.111716
Units Outstanding	31	34	33	29	10
(4) Accumulation Unit Value	$256.387829	$31.043666	$75.449401	$33.189569	$30.111716
Units Outstanding	26	59	78	105	29

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

			International		Global Real
			Developed		Estate
	U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
	Equity Division	Equity Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	246,234	112,905	127,063	77,559	153,356
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4	-	2	29	25
Total Assets	246,238	112,905	127,065	77,588	153,381

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	6	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	6	-	-	-

Total Net Assets	$246,238	$112,899	$127,065	$77,588	$153,381

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$9,004	$5,322	$7,248	$4,667	$7,938
Northwestern Mutual Equity	58	34	64	58	67
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	214,277	100,022	109,219	58,820	134,615
Northwestern Mutual Equity	2,175	1,110	1,162	680	1,548
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11,224	2,979	5,610	10,572	3,398
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	9,500	3,432	3,762	2,791	5,815
Total Net Assets	$246,238	$112,899	$127,065	$77,588	$153,381

(1) Investments, at cost	$261,493	$127,905	$132,623	$92,788	$175,063
Mutual Fund Shares Held	15,764	8,989	12,055	8,874	12,428
(2) Accumulation Unit Value	$2.934959	$3.759233	$2.087569	$2.223157	$4.725257
Units Outstanding	73,749	26,902	52,875	26,764	28,816
(3) Accumulation Unit Value	$33.915304	$44.554659	$23.567997	$24.607660	$52.232355
Units Outstanding	331	67	238	430	65
(4) Accumulation Unit Value	$33.915304	$44.554659	$23.567997	$24.607660	$52.232355
Units Outstanding	280	77	160	113	111
(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2022 (in thousands, except accumulation values)

	LifePoints		LifePoints	LifePoints	LifePoints	Credit Suisse
	Moderate		Balanced	Growth	Equity Growth	Trust Commodity
	Strategy		Strategy	Strategy	Strategy	Return Strategy
	Division		Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	7,814		22,112	22,174	9,927	-
Credit Suisse Trust	-		-	-	-	42,476
Due from Northwestern Mutual Life Insurance Company	-		4	7	-	-
Total Assets	7,814		22,116	22,181	9,927	42,476

Liabilities:
Due to Northwestern Mutual Life Insurance Company	3		-	-	3	29
Due to Participants	-		-	-	-	-
Total Liabilities	3		-	-	3	29

Total Net Assets	$7,811		$22,116	$22,181	$9,924	$42,447

Net Assets:
Variable Life Policies Issued
Before October 11, 1995
Policyowners’ Equity	$1,735		$3,658	$4,869	$1,206	$2,109
Northwestern Mutual Equity	14		42	38	4	19
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	5,077		15,656	17,001	7,079	37,112
Northwestern Mutual Equity	48		193	199	85	375
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	936		1,920	10	503	1,022
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1		647	64	1,047	1,810
Total Net Assets	$7,811		$22,116	$22,181	$9,924	$42,447

(1) Investments, at cost	$9,138		$26,332	$26,527	$11,782	$41,129
Mutual Fund Shares Held	924		2,706	2,717	1,288	1,732
(2) Accumulation Unit Value	$1.375959		$1.554499	$1.693764	$1.762210	$7.292246
Units Outstanding	3,724		10,196	10,155	4,066	5,141
(3) Accumulation Unit Value	$17.208370		$18.279960	$18.571091	$17.639237	$6.964941
Units Outstanding	54		105	1	28	147
(4) Accumulation Unit Value	$17.208370		$18.279960	$18.571091	$17.639237	$6.964941
Units Outstanding	-	(a)	35	4	59	260

(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2022 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:
Dividend income	$-	$35	$3,355	$88	$24,813
Expenses:
Mortality and expense risk charges	2,519	1,057	1,673	61	8,767
Taxes	23	9	21	-	131
Total expenses	2,542	1,066	1,694	61	8,898
Net investment income (loss)	(2,542)	(1,031)	1,661	27	15,915

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,697	6,007	4,708	181	40,326
Realized gain distribution	95,552	30,117	68,855	1,186	63,047
Realized gains (losses)	101,249	36,124	73,563	1,367	103,373

Change in unrealized appreciation/(depreciation) of investments during the period	(405,616)	(126,173)	(161,349)	(3,669)	(553,228)

Net increase (decrease) in net assets resulting from operations	$(306,909)	$(91,080)	$(86,125)	$(2,275)	$(433,940)

	Large			Mid Cap
	Company Value	Domestic	Equity Income	Growth Stock	Index 400
	Division	Equity Division	Division	Division	Stock Division
Income:
Dividend income	$905	$3,944	$3,105	$847	$4,596
Expenses:
Mortality and expense risk charges	116	1,005	646	2,559	1,802
Taxes	1	9	6	39	11
Total expenses	117	1,014	652	2,598	1,813
Net investment income (loss)	788	2,930	2,453	(1,751)	2,783

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	379	4,899	2,686	(985)	4,899
Realized gain distribution	5,350	25,759	16,915	51,787	43,427
Realized gains (losses)	5,729	30,658	19,601	50,802	48,326

Change in unrealized appreciation/(depreciation) of investments during the period	(6,610)	(42,102)	(27,796)	(221,395)	(117,191)

Net increase (decrease) in net assets resulting from operations	$(93)	$(8,514)	$(5,742)	$(172,344)	$(66,082)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Income:
Dividend income	$1,634	$-	$681	$554	$730
Expenses:
Mortality and expense risk charges	366	1,393	293	917	548
Taxes	3	8	2	7	4
Total expenses	369	1,401	295	924	552
Net investment income (loss)	1,265	(1,401)	386	(370)	178

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	408	3,484	901	2,340	1,836
Realized gain distribution	12,574	54,508	5,922	27,756	13,521
Realized gains (losses)	12,982	57,992	6,823	30,096	15,357

Change in unrealized appreciation/(depreciation) of investments during the period	(15,400)	(176,864)	(20,221)	(76,413)	(54,266)

Net increase (decrease) in net assets resulting from operations	$(1,153)	$(120,273)	$(13,012)	$(46,687)	$(38,731)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2022 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:
Dividend income	$1,415	$11,571	$889	$2,471	$453
Expenses:
Mortality and expense risk charges	271	2,103	305	724	123
Taxes	2	28	2	7	2
Total expenses	273	2,131	307	731	125
Net investment income (loss)	1,142	9,440	582	1,740	328

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	616	(2,342)	363	-	(140)
Realized gain distribution	3,387	12,958	5,576	3	68
Realized gains (losses)	4,003	10,616	5,939	3	(72)

Change in unrealized appreciation/(depreciation) of investments during the period	(18,449)	(57,459)	(29,829)	-	(1,829)

Net increase (decrease) in net assets resulting from operations	$(13,304)	$(37,403)	$(23,308)	$1,743	$(1,573)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:
Dividend income	$4,525	$233	$663	$6,374	$2,171
Expenses:
Mortality and expense risk charges	1,056	62	83	477	222
Taxes	10	1	1	4	1
Total expenses	1,066	63	84	481	223
Net investment income (loss)	3,459	170	579	5,893	1,948

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,218)	(1,993)	262	(953)	(892)
Realized gain distribution	347	-	443	-	21
Realized gains (losses)	(871)	(1,993)	705	(953)	(871)

Change in unrealized appreciation/(depreciation) of investments during the period	(42,485)	(3,331)	(4,282)	(19,481)	(10,963)

Net increase (decrease) in net assets resulting from operations	$(39,897)	$(5,154)	$(2,998)	$(14,541)	$(9,886)

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:
Dividend income	$14,789	$1,616	$1,029	$383	$36
Expenses:
Mortality and expense risk charges	1,786	246	885	321	31
Taxes	88	4	8	4	-
Total expenses	1,874	250	893	325	31
Net investment income (loss)	12,915	1,366	136	58	5

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	920	(460)	1,225	1,342	229
Realized gain distribution	25,315	4,032	13,427	3,617	758
Realized gains (losses)	26,235	3,572	14,652	4,959	987

Change in unrealized appreciation/(depreciation) of investments during the period	(104,331)	(14,915)	(50,724)	(30,468)	(2,790)

Net increase (decrease) in net assets resulting from operations	$(65,181)	$(9,977)	$(35,936)	$(25,451)	$(1,798)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2022 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:
Dividend income	$1,585	$229	$-	$1,968
Expenses:
Mortality and expense risk charges	1,099	502	534	303
Taxes	5	3	4	2
Total expenses	1,104	505	538	305
Net investment income (loss)	481	(276)	(538)	1,663

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,087	1,648	(806)	(639)
Realized gain distribution	19,975	2,433	2,490	51
Realized gains (losses)	23,062	4,081	1,684	(588)

Change in unrealized appreciation/(depreciation) of investments during the period	(90,770)	(26,155)	(20,709)	(14,276)

Net increase (decrease) in net assets resulting from operations	$(67,227)	$(22,350)	$(19,563)	$(13,201)

	Global Real	LifePoints	LifePoints	LifePoints
	Estate	Moderate	Balanced	Growth
	Securities	Strategy	Strategy	Strategy
	Division	Division	Division	Division
Income:
Dividend income	$2,182	$152	$418	$309
Expenses:
Mortality and expense risk charges	735	34	97	107
Taxes	5	1	2	3
Total expenses	740	35	99	110
Net investment income (loss)	1,442	117	319	199

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,112	(155)	(476)	(228)
Realized gain distribution	1,516	236	863	1,100
Realized gains (losses)	2,628	81	387	872

Change in unrealized appreciation/(depreciation) of investments during the period	(60,912)	(1,788)	(5,374)	(5,931)

Net increase (decrease) in net assets resulting from operations	$(56,842)	$(1,590)	$(4,668)	$(4,860)

		Credit Suisse
	LifePoints	Trust
	Equity Growth	Commodity
	Strategy	Return Strategy
	Division	Division
Income:
Dividend income	$127	$7,070
Expenses:
Mortality and expense risk charges	40	189
Taxes	1	1
Total expenses	41	190
Net investment income (loss)	86	6,880

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(90)	502
Realized gain distribution	520	-
Realized gains (losses)	430	502

Change in unrealized appreciation/(depreciation) of investments during the period	(2,701)	(1,871)

Net increase (decrease) in net assets resulting from operations	$(2,185)	$5,511

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$(2,542)	$(3,383)	$(1,031)	$(788)
Net realized gains (losses)	101,249	53,178	36,124	42,639
Net change in unrealized appreciation/(depreciation)	(405,616)	63,707	(126,173)	9,939
Net increase (decrease) in net assets resulting from operations	(306,909)	113,502	(91,080)	51,790

Policy Transactions:
Policy owners’ net payments	12,453	9,241	5,060	3,607
Policy loans, surrenders and death benefits	(14,304)	(19,799)	(5,627)	(6,488)
Mortality and other (net)	(9,617)	(11,856)	(4,289)	(4,702)
Transfers from other divisions or sponsor	10,573	62,782	18,740	23,564
Transfers to other divisions or sponsor	(13,974)	(71,073)	(15,244)	(26,960)
Net increase (decrease) in net assets resulting from contract transactions	(14,869)	(30,705)	(1,360)	(10,979)

Net increase (decrease) in net assets	(321,778)	82,797	(92,440)	40,811

Net Assets:
Beginning of period	795,331	712,534	325,573	284,762
End of period	$473,553	$795,331	$233,133	$325,573

Units issued during the period	3,411	3,945	2,757	2,231
Units redeemed during the period	(5,015)	(6,361)	(2,623)	(3,242)

Net units issued (redeemed) during period	(1,604)	(2,416)	134	(1,011)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,661	$1,466	$27	$32
Net realized gains (losses)	73,563	39,811	1,367	1,365
Net change in unrealized appreciation/(depreciation)	(161,349)	49,073	(3,669)	1,049
Net increase (decrease) in net assets resulting from operations	(86,125)	90,350	(2,275)	2,446

Policy Transactions:
Policy owners’ net payments	7,963	6,050	269	426
Policy loans, surrenders and death benefits	(8,785)	(10,487)	(582)	(348)
Mortality and other (net)	(7,266)	(7,035)	(255)	(245)
Transfers from other divisions or sponsor	5,577	22,702	1,908	2,072
Transfers to other divisions or sponsor	(6,657)	(24,633)	(1,616)	(2,071)
Net increase (decrease) in net assets resulting from contract transactions	(9,168)	(13,403)	(276)	(166)

Net increase (decrease) in net assets	(95,293)	76,947	(2,551)	2,280

Net Assets:
Beginning of period	450,424	373,477	16,050	13,770
End of period	$355,131	$450,424	$13,499	$16,050

Units issued during the period	2,786	3,256	831	759
Units redeemed during the period	(3,839)	(4,954)	(933)	(846)

Net units issued (redeemed) during period	(1,053)	(1,698)	(102)	(87)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$15,915	$16,638	$788	$162
Net realized gains (losses)	103,373	120,887	5,729	768
Net change in unrealized appreciation/(depreciation)	(553,228)	382,145	(6,610)	3,289
Net increase (decrease) in net assets resulting from operations	(433,940)	519,670	(93)	4,219

Policy Transactions:
Policy owners’ net payments	36,671	30,333	527	515
Policy loans, surrenders and death benefits	(42,810)	(51,399)	(747)	(637)
Mortality and other (net)	(34,158)	(33,458)	(484)	(319)
Transfers from other divisions or sponsor	64,356	134,699	11,194	11,886
Transfers to other divisions or sponsor	(58,786)	(165,932)	(5,516)	(7,207)
Net increase (decrease) in net assets resulting from contract transactions	(34,727)	(85,757)	4,974	4,238

Net increase (decrease) in net assets	(468,667)	433,913	4,881	8,457

Net Assets:
Beginning of period	2,339,036	1,905,123	25,883	17,426
End of period	$1,870,369	$2,339,036	$30,764	$25,883

Units issued during the period	9,253	9,806	3,420	3,022
Units redeemed during the period	(12,188)	(14,773)	(1,824)	(1,521)

Net units issued (redeemed) during period	(2,935)	(4,967)	1,596	1,501

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$2,930	$3,164	$2,453	$2,400
Net realized gains (losses)	30,658	12,699	19,601	4,253
Net change in unrealized appreciation/(depreciation)	(42,102)	30,194	(27,796)	25,253
Net increase (decrease) in net assets resulting from operations	(8,514)	46,057	(5,742)	31,906

Policy Transactions:
Policy owners’ net payments	5,592	4,267	3,236	1,960
Policy loans, surrenders and death benefits	(4,722)	(6,043)	(3,068)	(2,861)
Mortality and other (net)	(4,366)	(3,879)	(2,818)	(2,477)
Transfers from other divisions or sponsor	8,234	16,885	15,490	15,731
Transfers to other divisions or sponsor	(8,901)	(21,766)	(12,476)	(16,855)
Net increase (decrease) in net assets resulting from contract transactions	(4,163)	(10,536)	364	(4,502)

Net increase (decrease) in net assets	(12,677)	35,521	(5,378)	27,404

Net Assets:
Beginning of period	248,417	212,896	157,227	129,823
End of period	$235,740	$248,417	$151,849	$157,227

Units issued during the period	3,201	3,626	3,379	2,961
Units redeemed during the period	(4,094)	(6,194)	(3,378)	(4,030)

Net units issued (redeemed) during period	(893)	(2,568)	1	(1,069)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$(1,751)	$(2,178)	$2,783	$2,231
Net realized gains (losses)	50,802	97,935	48,326	23,014
Net change in unrealized appreciation/(depreciation)	(221,395)	(30,710)	(117,191)	70,138
Net increase (decrease) in net assets resulting from operations	(172,344)	65,047	(66,082)	95,383

Policy Transactions:
Policy owners’ net payments	14,264	13,156	8,749	6,919
Policy loans, surrenders and death benefits	(12,947)	(19,857)	(7,849)	(11,545)
Mortality and other (net)	(10,432)	(11,435)	(6,885)	(6,848)
Transfers from other divisions or sponsor	4,867	26,488	16,186	48,241
Transfers to other divisions or sponsor	(8,864)	(31,142)	(16,758)	(51,270)
Net increase (decrease) in net assets resulting from contract transactions	(13,112)	(22,790)	(6,557)	(14,503)

Net increase (decrease) in net assets	(185,456)	42,257	(72,639)	80,880

Net Assets:
Beginning of period	718,962	676,705	484,508	403,628
End of period	$533,506	$718,962	$411,869	$484,508

Units issued during the period	4,107	4,270	3,114	4,093
Units redeemed during the period	(5,859)	(6,913)	(3,739)	(5,807)

Net units issued (redeemed) during period	(1,752)	(2,643)	(625)	(1,714)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,265	$585	$(1,401)	$(1,817)
Net realized gains (losses)	12,982	2,057	57,992	50,993
Net change in unrealized appreciation/(depreciation)	(15,400)	13,560	(176,864)	(33,648)
Net increase (decrease) in net assets resulting from operations	(1,153)	16,202	(120,273)	15,528

Policy Transactions:
Policy owners’ net payments	1,875	1,240	7,997	5,602
Policy loans, surrenders and death benefits	(2,020)	(1,887)	(8,128)	(11,555)
Mortality and other (net)	(1,551)	(1,354)	(5,264)	(6,388)
Transfers from other divisions or sponsor	10,650	12,959	7,763	31,502
Transfers to other divisions or sponsor	(6,935)	(11,905)	(9,311)	(35,881)
Net increase (decrease) in net assets resulting from contract transactions	2,019	(947)	(6,943)	(16,720)

Net increase (decrease) in net assets	866	15,255	(127,216)	(1,192)

Net Assets:
Beginning of period	86,629	71,374	420,423	421,615
End of period	$87,495	$86,629	$293,207	$420,423

Units issued during the period	1,773	1,924	2,865	3,134
Units redeemed during the period	(1,522)	(2,001)	(3,797)	(5,040)

Net units issued (redeemed) during period	251	(77)	(932)	(1,906)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$386	$237	$(370)	$(108)
Net realized gains (losses)	6,823	3,429	30,096	14,313
Net change in unrealized appreciation/(depreciation)	(20,221)	11,464	(76,413)	31,956
Net increase (decrease) in net assets resulting from operations	(13,012)	15,130	(46,687)	46,161

Policy Transactions:
Policy owners’ net payments	1,488	373	4,839	4,143
Policy loans, surrenders and death benefits	(780)	(2,005)	(3,805)	(5,087)
Mortality and other (net)	(1,142)	(1,090)	(3,685)	(3,786)
Transfers from other divisions or sponsor	8,735	24,128	8,886	13,536
Transfers to other divisions or sponsor	(5,612)	(17,625)	(8,650)	(15,008)
Net increase (decrease) in net assets resulting from contract transactions	2,689	3,781	(2,415)	(6,202)

Net increase (decrease) in net assets	(10,323)	18,911	(49,102)	39,959

Net Assets:
Beginning of period	77,623	58,712	247,818	207,859
End of period	$67,300	$77,623	$198,716	$247,818

Units issued during the period	2,977	4,806	2,840	2,847
Units redeemed during the period	(2,095)	(3,738)	(3,170)	(3,686)

Net units issued (redeemed) during period	882	1,068	(330)	(839)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$178	$165	$1,142	$516
Net realized gains (losses)	15,357	8,467	4,003	2,353
Net change in unrealized appreciation/(depreciation)	(54,266)	13,803	(18,449)	4,839
Net increase (decrease) in net assets resulting from operations	(38,731)	22,435	(13,304)	7,708

Policy Transactions:
Policy owners’ net payments	4,181	2,962	1,358	1,429
Policy loans, surrenders and death benefits	(3,265)	(2,563)	(1,584)	(1,155)
Mortality and other (net)	(2,224)	(2,422)	(1,116)	(1,082)
Transfers from other divisions or sponsor	8,383	26,198	13,258	28,804
Transfers to other divisions or sponsor	(9,050)	(24,514)	(10,349)	(22,775)
Net increase (decrease) in net assets resulting from contract transactions	(1,975)	(339)	1,567	5,221

Net increase (decrease) in net assets	(40,706)	22,096	(11,737)	12,929

Net Assets:
Beginning of period	166,146	144,050	76,412	63,483
End of period	$125,440	$166,146	$64,675	$76,412

Units issued during the period	3,132	4,832	4,936	7,066
Units redeemed during the period	(3,631)	(4,720)	(3,992)	(4,423)

Net units issued (redeemed) during period	(499)	112	944	2,643

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$9,440	$9,838	$582	$82
Net realized gains (losses)	10,616	(598)	5,939	1,915
Net change in unrealized appreciation/(depreciation)	(57,459)	13,555	(29,829)	(6,954)
Net increase (decrease) in net assets resulting from operations	(37,403)	22,795	(23,308)	(4,957)

Policy Transactions:
Policy owners’ net payments	18,493	17,200	2,337	901
Policy loans, surrenders and death benefits	(9,992)	(12,366)	(1,663)	(1,475)
Mortality and other (net)	(8,612)	(8,796)	(1,059)	(1,327)
Transfers from other divisions or sponsor	13,315	37,765	11,996	22,511
Transfers to other divisions or sponsor	(14,747)	(36,315)	(9,694)	(14,932)
Net increase (decrease) in net assets resulting from contract transactions	(1,543)	(2,512)	1,917	5,678

Net increase (decrease) in net assets	(38,946)	20,283	(21,391)	721

Net Assets:
Beginning of period	520,067	499,784	90,840	90,119
End of period	$481,121	$520,067	$69,449	$90,840

Units issued during the period	10,331	14,271	8,441	12,145
Units redeemed during the period	(10,474)	(14,604)	(7,081)	(8,348)

Net units issued (redeemed) during period	(143)	(333)	1,360	3,797

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,740	$(728)	$328	$437
Net realized gains (losses)	3	12	(72)	327
Net change in unrealized appreciation/(depreciation)	-	-	(1,829)	(922)
Net increase (decrease) in net assets resulting from operations	1,743	(716)	(1,573)	(158)

Policy Transactions:
Policy owners’ net payments	39,432	34,347	948	468
Policy loans, surrenders and death benefits	(9,485)	(40,645)	(898)	(1,119)
Mortality and other (net)	(4,657)	(4,709)	(567)	(552)
Transfers from other divisions or sponsor	65,248	103,727	12,778	12,076
Transfers to other divisions or sponsor	(79,609)	(102,300)	(9,265)	(10,589)
Net increase (decrease) in net assets resulting from contract transactions	10,929	(9,580)	2,996	284

Net increase (decrease) in net assets	12,672	(10,296)	1,423	126

Net Assets:
Beginning of period	172,031	182,327	32,053	31,927
End of period	$184,703	$172,031	$33,476	$32,053

Units issued during the period	60,130	66,594	7,410	6,696
Units redeemed during the period	(57,189)	(71,434)	(5,099)	(6,801)

Net units issued (redeemed) during period	2,941	(4,840)	2,311	(105)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$3,459	$4,914	$170	$83
Net realized gains (losses)	(871)	13,940	(1,993)	3,334
Net change in unrealized appreciation/(depreciation)	(42,485)	(24,783)	(3,331)	(4,565)
Net increase (decrease) in net assets resulting from operations	(39,897)	(5,929)	(5,154)	(1,148)

Policy Transactions:
Policy owners’ net payments	9,489	7,423	538	630
Policy loans, surrenders and death benefits	(6,748)	(7,126)	(329)	(764)
Mortality and other (net)	(3,942)	(4,785)	(274)	(294)
Transfers from other divisions or sponsor	21,392	77,145	5,275	3,578
Transfers to other divisions or sponsor	(19,179)	(73,839)	(3,788)	(4,927)
Net increase (decrease) in net assets resulting from contract transactions	1,012	(1,182)	1,422	(1,777)

Net increase (decrease) in net assets	(38,885)	(7,111)	(3,732)	(2,925)

Net Assets:
Beginning of period	291,624	298,735	16,847	19,772
End of period	$252,739	$291,624	$13,115	$16,847

Units issued during the period	6,830	9,347	3,329	1,961
Units redeemed during the period	(7,043)	(9,127)	(2,372)	(3,271)

Net units issued (redeemed) during period	(213)	220	957	(1,310)

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$579	$121	$5,893	$5,930
Net realized gains (losses)	705	559	(953)	781
Net change in unrealized appreciation/(depreciation)	(4,282)	553	(19,481)	(795)
Net increase (decrease) in net assets resulting from operations	(2,998)	1,233	(14,541)	5,916

Policy Transactions:
Policy owners’ net payments	586	453	2,820	3,017
Policy loans, surrenders and death benefits	(653)	(716)	(3,369)	(3,086)
Mortality and other (net)	(369)	(324)	(2,109)	(2,105)
Transfers from other divisions or sponsor	7,680	19,228	9,627	26,574
Transfers to other divisions or sponsor	(9,227)	(11,957)	(12,850)	(24,643)
Net increase (decrease) in net assets resulting from contract transactions	(1,983)	6,684	(5,881)	(243)

Net increase (decrease) in net assets	(4,981)	7,917	(20,422)	5,673

Net Assets:
Beginning of period	23,159	15,242	128,128	122,455
End of period	$18,178	$23,159	$107,706	$128,128

Units issued during the period	3,573	8,366	1,946	2,607
Units redeemed during the period	(4,965)	(3,731)	(2,455)	(3,100)

Net units issued (redeemed) during period	(1,392)	4,635	(509)	(493)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,948	$1,079	$12,915	$8,859
Net realized gains (losses)	(871)	1,269	26,235	27,371
Net change in unrealized appreciation/(depreciation)	(10,963)	(2,643)	(104,331)	(5,956)
Net increase (decrease) in net assets resulting from operations	(9,886)	(295)	(65,181)	30,274

Policy Transactions:
Policy owners’ net payments	1,539	1,303	11,313	8,867
Policy loans, surrenders and death benefits	(1,201)	(1,543)	(10,110)	(19,384)
Mortality and other (net)	(921)	(1,002)	(9,461)	(9,531)
Transfers from other divisions or sponsor	13,456	18,260	6,851	27,815
Transfers to other divisions or sponsor	(14,032)	(14,909)	(6,532)	(24,795)
Net increase (decrease) in net assets resulting from contract transactions	(1,159)	2,109	(7,939)	(17,028)

Net increase (decrease) in net assets	(11,045)	1,814	(73,120)	13,246

Net Assets:
Beginning of period	63,639	61,825	450,231	436,985
End of period	$52,594	$63,639	$377,111	$450,231

Units issued during the period	4,928	6,649	3,410	3,809
Units redeemed during the period	(5,206)	(5,869)	(3,869)	(5,242)

Net units issued (redeemed) during period	(278)	780	(459)	(1,433)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,366	$1,136	$136	$405
Net realized gains (losses)	3,572	3,804	14,652	40,341
Net change in unrealized appreciation/(depreciation)	(14,915)	1,148	(50,724)	7,619
Net increase (decrease) in net assets resulting from operations	(9,977)	6,088	(35,936)	48,365

Policy Transactions:
Policy owners’ net payments	1,521	1,320	5,226	3,905
Policy loans, surrenders and death benefits	(1,554)	(1,900)	(4,209)	(5,629)
Mortality and other (net)	(1,146)	(1,167)	(3,563)	(3,557)
Transfers from other divisions or sponsor	595	1,881	8,808	14,201
Transfers to other divisions or sponsor	(1,061)	(2,385)	(11,159)	(13,546)
Net increase (decrease) in net assets resulting from contract transactions	(1,645)	(2,251)	(4,897)	(4,626)

Net increase (decrease) in net assets	(11,622)	3,837	(40,833)	43,739

Net Assets:
Beginning of period	65,833	61,996	238,938	195,199
End of period	$54,211	$65,833	$198,105	$238,938

Units issued during the period	900	1,336	1,657	1,983
Units redeemed during the period	(1,426)	(1,955)	(2,144)	(2,647)

Net units issued (redeemed) during period	(526)	(619)	(487)	(664)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$58	$(321)	$5	$1
Net realized gains (losses)	4,959	13,465	987	491
Net change in unrealized appreciation/(depreciation)	(30,468)	7,551	(2,790)	1,253
Net increase (decrease) in net assets resulting from operations	(25,451)	20,695	(1,798)	1,745

Policy Transactions:
Policy owners’ net payments	1,853	1,381	185	188
Policy loans, surrenders and death benefits	(1,639)	(2,765)	(9)	(42)
Mortality and other (net)	(1,288)	(1,348)	(146)	(131)
Transfers from other divisions or sponsor	9,535	12,459	2,407	3,138
Transfers to other divisions or sponsor	(10,897)	(10,272)	(2,436)	(2,755)
Net increase (decrease) in net assets resulting from contract transactions	(2,436)	(545)	1	398

Net increase (decrease) in net assets	(27,887)	20,150	(1,797)	2,143

Net Assets:
Beginning of period	96,024	75,874	9,521	7,378
End of period	$68,137	$96,024	$7,724	$9,521

Units issued during the period	2,000	2,866	331	494
Units redeemed during the period	(2,741)	(3,148)	(338)	(254)

Net units issued (redeemed) during period	(741)	(282)	(7)	240

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$481	$451	$(276)	$(233)
Net realized gains (losses)	23,062	37,811	4,081	34,660
Net change in unrealized appreciation/(depreciation)	(90,770)	16,539	(26,155)	(6,361)
Net increase (decrease) in net assets resulting from operations	(67,227)	54,801	(22,350)	28,066

Policy Transactions:
Policy owners’ net payments	5,266	3,484	3,131	2,887
Policy loans, surrenders and death benefits	(5,052)	(11,461)	(2,211)	(3,657)
Mortality and other (net)	(4,490)	(4,662)	(2,046)	(2,102)
Transfers from other divisions or sponsor	2,429	9,479	2,743	12,777
Transfers to other divisions or sponsor	(3,762)	(12,769)	(3,595)	(12,877)
Net increase (decrease) in net assets resulting from contract transactions	(5,609)	(15,929)	(1,978)	(2,972)

Net increase (decrease) in net assets	(72,836)	38,872	(24,328)	25,094

Net Assets:
Beginning of period	319,074	280,202	137,227	112,133
End of period	$246,238	$319,074	$112,899	$137,227

Units issued during the period	3,301	3,615	1,680	2,452
Units redeemed during the period	(4,759)	(7,689)	(2,053)	(3,029)

Net units issued (redeemed) during period	(1,458)	(4,074)	(373)	(577)

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$(538)	$3,043	$1,663	$469
Net realized gains (losses)	1,684	11,224	(588)	1,164
Net change in unrealized appreciation/(depreciation)	(20,709)	1,827	(14,276)	(3,677)
Net increase (decrease) in net assets resulting from operations	(19,563)	16,094	(13,201)	(2,044)

Policy Transactions:
Policy owners’ net payments	4,383	3,860	2,533	2,380
Policy loans, surrenders and death benefits	(2,655)	(4,364)	(1,062)	(2,143)
Mortality and other (net)	(2,254)	(2,336)	(1,462)	(1,575)
Transfers from other divisions or sponsor	8,846	18,750	11,587	33,706
Transfers to other divisions or sponsor	(7,674)	(18,277)	(11,684)	(31,590)
Net increase (decrease) in net assets resulting from contract transactions	646	(2,367)	(88)	778

Net increase (decrease) in net assets	(18,917)	13,727	(13,289)	(1,266)

Net Assets:
Beginning of period	145,982	132,255	90,877	92,143
End of period	$127,065	$145,982	$77,588	$90,877

Units issued during the period	4,855	4,996	3,350	4,132
Units redeemed during the period	(4,599)	(5,837)	(3,283)	(4,319)

Net units issued (redeemed) during period	256	(841)	67	(187)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$1,442	$8,491	$117	$364
Net realized gains (losses)	2,628	2,204	81	388
Net change in unrealized appreciation/(depreciation)	(60,912)	33,891	(1,788)	(126)
Net increase (decrease) in net assets resulting from operations	(56,842)	44,586	(1,590)	626

Policy Transactions:
Policy owners’ net payments	5,123	4,356	231	35
Policy loans, surrenders and death benefits	(3,012)	(4,737)	(49)	157
Mortality and other (net)	(2,977)	(3,089)	(177)	(175)
Transfers from other divisions or sponsor	10,628	24,494	216	2,324
Transfers to other divisions or sponsor	(9,686)	(24,151)	(1,300)	(142)
Net increase (decrease) in net assets resulting from contract transactions	76	(3,127)	(1,079)	2,199

Net increase (decrease) in net assets	(56,766)	41,459	(2,669)	2,825

Net Assets:
Beginning of period	210,147	168,688	10,480	7,655
End of period	$153,381	$210,147	$7,811	$10,480

Units issued during the period	2,529	2,951	274	1,113
Units redeemed during the period	(2,527)	(3,260)	(675)	(545)

Net units issued (redeemed) during period	2	(309)	(401)	568

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$319	$1,184	$199	$1,082
Net realized gains (losses)	387	2,549	872	2,718
Net change in unrealized appreciation/(depreciation)	(5,374)	(535)	(5,931)	52
Net increase (decrease) in net assets resulting from operations	(4,668)	3,198	(4,860)	3,852

Policy Transactions:
Policy owners’ net payments	650	825	526	110
Policy loans, surrenders and death benefits	(1,107)	(2,529)	(172)	38
Mortality and other (net)	(505)	(548)	(460)	(413)
Transfers from other divisions or sponsor	1,123	7,523	442	1,473
Transfers to other divisions or sponsor	(1,763)	(5,134)	(665)	(397)
Net increase (decrease) in net assets resulting from contract transactions	(1,602)	137	(329)	811

Net increase (decrease) in net assets	(6,270)	3,335	(5,189)	4,663

Net Assets:
Beginning of period	28,386	25,051	27,370	22,707
End of period	$22,116	$28,386	$22,181	$27,370

Units issued during the period	942	1,331	579	1,096
Units redeemed during the period	(1,492)	(1,526)	(639)	(1,036)

Net units issued (redeemed) during period	(550)	(195)	(60)	60

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
Operations:
Net investment income (loss)	$86	$525	$6,880	$1,606
Net realized gains (losses)	430	1,049	502	(75)
Net change in unrealized appreciation/(depreciation)	(2,701)	221	(1,871)	5,566
Net increase (decrease) in net assets resulting from operations	(2,185)	1,795	5,511	7,097

Policy Transactions:
Policy owners’ net payments	331	(69)	1,198	806
Policy loans, surrenders and death benefits	(5)	400	(851)	(912)
Mortality and other (net)	(153)	(144)	(824)	(484)
Transfers from other divisions or sponsor	531	1,132	15,515	15,526
Transfers to other divisions or sponsor	(663)	(238)	(13,944)	(9,244)
Net increase (decrease) in net assets resulting from contract transactions	41	1,081	1,094	5,692

Net increase (decrease) in net assets	(2,144)	2,876	6,605	12,789

Net Assets:
Beginning of period	12,068	9,192	35,842	23,053
End of period	$9,924	$12,068	$42,447	$35,842

Units issued during the period	235	621	2,042	3,031
Units redeemed during the period	(144)	(384)	(1,994)	(2,087)

Net units issued (redeemed) during period	91	237	48	944

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2022, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2022 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$110,859	$32,627
Focused Appreciation Division	46,724	18,983
Large Cap Core Stock Division	82,786	21,404
Large Cap Blend Division	3,298	2,377
Index 500 Stock Division	145,947	101,707
Large Company Value Division	15,690	4,576
Domestic Equity Division	38,242	13,733
Equity Income Division	32,366	12,647
Mid Cap Growth Stock Division	66,237	29,282
Index 400 Stock Division	60,974	21,313
Mid Cap Value Division	23,882	8,016
Small Cap Growth Stock Division	65,126	19,059
Index 600 Stock Division	13,778	4,780
Small Cap Value Division	38,822	13,840
International Growth Division	20,064	8,256
Research International Core Division	11,521	5,431
International Equity Division	45,289	24,710

Notes to Financial Statements

Fund Name	Purchases	Sales
Emerging Markets Equity Division	$13,100	$5,065
Government Money Market Division	63,723	52,602
Short-Term Bond Division	9,248	5,856
Select Bond Division	22,864	18,152
Long-Term U.S. Government Bond Division	5,898	4,332
Inflation Protection Bond Division	4,924	5,884
High Yield Bond Division	16,722	16,696
Multi-Sector Bond Division	9,553	8,745
Balanced Division	53,558	23,222
Asset Allocation Division	7,506	3,746
Fidelity VIP Mid Cap Division	22,057	13,377
Fidelity VIP Contrafund Division	9,308	8,085
AMT Sustainable Equity Division	1,552	788
U.S. Strategic Equity Division	28,206	13,453
U.S. Small Cap Equity Division	6,928	6,794
International Developed Markets Division	10,150	7,610
Strategic Bond Division	8,429	6,826
Global Real Estate Securities Division	12,775	9,828
LifePoints Moderate Strategy Division	832	1,557
LifePoints Balanced Strategy Division	2,822	3,239
LifePoints Growth Strategy Division	2,446	1,477
LifePoints Equity Growth Strategy Division	1,393	743
Credit Suisse Trust Commodity Return Strategy Division	18,511	10,507

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges on the statements of operations.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

On March 19, 2023, UBS Group AG (“UBS”) and Credit Suisse Group AG (“Credit Suisse”) announced that they reached an agreement pursuant to which Credit Suisse will merge with UBS, with UBS as the surviving entity (the “Merger”). No immediate changes to the Commodity Return Strategy Portfolio’s investment strategy or its portfolio managers are currently anticipated in connection with the Merger.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock Division
2022	64,650	$6.519135	to	$93.238655	$473,553	0.00%	0.00% to 0.55%	(39.03)%	to	(38.70)%
2021	66,254	10.682204	to	152.095850	795,331	0.00 (2)	0.00 to 0.55	16.03	to	16.67
2020	68,670	9.197199	to	130.365531	712,534	0.63	0.00 to 0.55	34.23	to	34.97
2019	70,191	6.844781	to	96.585761	545,267	0.66	0.00 to 0.55	28.98	to	29.68
2018	73,927	5.301752	to	74.477290	444,435	0.70	0.00 to 0.55	0.70	to	1.26
Focused Appreciation Division
2022	28,008	$7.143158	to	$78.340181	$233,133	0.01%	0.00% to 0.55%	(28.22)%	to	(27.83)%
2021	27,874	9.941660	to	108.543824	325,573	0.16	0.00 to 0.55	18.25	to	18.90
2020	28,885	8.398901	to	91.289389	284,762	0.55	0.00 to 0.55	31.82	to	32.55
2019	29,318	6.365138	to	68.873586	219,819	0.64	0.00 to 0.55	31.25	to	31.97
2018	31,537	4.844807	to	52.188290	181,353	0.49	0.00 to 0.55	(2.87)	to	(2.34)
Large Cap Core Stock Division
2022	53,054	$5.751529	to	$81.491845	$355,131	0.88%	0.00% to 0.55%	(19.32)%	to	(18.88)%
2021	54,107	7.122039	to	100.458713	450,424	0.80	0.00 to 0.55	24.42	to	25.10
2020	55,805	5.718617	to	80.301917	373,477	1.12	0.00 to 0.55	22.07	to	22.74
2019	58,418	4.680129	to	65.424142	319,366	1.20	0.00 to 0.55	30.47	to	31.19
2018	61,022	3.583452	to	49.869208	255,743	1.51	0.00 to 0.55	(6.55)	to	(6.04)
Large Cap Blend Division
2022	4,634	$2.695547	to	$23.885115	$13,499	0.63%	0.00% to 0.55%	(14.25)%	to	(13.78)%
2021	4,736	3.140250	to	27.701179	16,050	0.66	0.00 to 0.55	17.81	to	18.46
2020	4,823	2.662920	to	23.385328	13,770	5.08	0.00 to 0.55	9.45	to	10.05
2019	4,966	2.430590	to	21.249241	13,260	1.12	0.00 to 0.55	23.29	to	23.97
2018	5,369	1.969452	to	17.140701	11,780	0.78	0.00 to 0.55	(4.53)	to	(4.00)
Index 500 Stock Division
2022	167,629	$9.299270	to	$220.942531	$1,870,369	1.25%	0.00% to 0.55%	(18.73)%	to	(18.28)%
2021	170,564	11.431009	to	270.376034	2,339,036	1.22	0.00 to 0.55	27.75	to	28.45
2020	175,531	8.939275	to	210.492951	1,905,123	1.63	0.00 to 0.55	17.53	to	18.18
2019	181,559	7.598098	to	178.109105	1,676,771	1.61	0.00 to 0.55	30.46	to	31.18
2018	186,899	5.818234	to	135.776139	1,326,361	1.60	0.00 to 0.55	(5.10)	to	(4.58)
Large Company Value Division
2022	9,382	$2.872695	to	$25.046912	$30,764	3.24%	0.00% to 0.55%	(0.88)%	to	(0.34)%
2021	7,786	2.895333	to	25.131615	25,883	1.13	0.00 to 0.55	21.25	to	21.92
2020	6,285	2.385488	to	20.613433	17,426	2.21	0.00 to 0.55	2.07	to	2.64
2019	5,997	2.334690	to	20.083819	15,613	2.21	0.00 to 0.55	26.96	to	27.66
2018	6,176	1.837071	to	15.732361	12,933	1.78	0.00 to 0.55	(8.43)	to	(7.92)
Domestic Equity Division
2022	54,227	$3.809453	to	$42.219400	$235,740	1.69%	0.00% to 0.55%	(3.52)%	to	(2.99)%
2021	55,120	3.944337	to	43.518946	248,417	1.81	0.00 to 0.55	22.04	to	22.71
2020	57,688	3.228727	to	35.463950	212,896	2.11	0.00 to 0.55	0.18	to	0.73
2019	60,393	3.219819	to	35.207252	223,783	1.83	0.00 to 0.55	20.11	to	20.77
2018	63,912	2.678096	to	29.152607	197,690	1.74	0.00 to 0.55	(3.34)	to	(2.81)
Equity Income Division
2022	28,791	$4.542924	to	$49.822897	$151,849	2.03%	0.00% to 0.55%	(3.75)%	to	(3.22)%
2021	28,790	4.715128	to	51.480302	157,227	2.06	0.00 to 0.55	25.01	to	25.70
2020	29,859	3.767909	to	40.954303	129,823	4.65	0.00 to 0.55	0.65	to	1.20
2019	31,552	3.739921	to	40.467475	137,255	2.29	0.00 to 0.55	25.92	to	26.61
2018	34,607	2.967059	to	31.961107	119,195	2.01	0.00 to 0.55	(9.84)	to	(9.35)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2022	79,592	$5.642367	to	$162.785136	$533,506	0.15%	0.00% to 0.55%	(24.18)%	to	(23.77)%
2021	81,344	7.434766	to	213.536458	718,962	0.15	0.00 to 0.55	9.58	to	10.18
2020	83,987	6.778346	to	193.811117	676,705	0.28	0.00 to 0.55	24.72	to	25.41
2019	87,172	5.429275	to	154.540637	562,896	0.18	0.00 to 0.55	32.29	to	33.01
2018	91,231	4.100122	to	116.184426	445,659	0.13	0.00 to 0.55	(7.89)	to	(7.38)
Index 400 Stock Division
2022	54,077	$6.851532	to	$81.117713	$411,869	1.09%	0.00% to 0.55%	(13.78)%	to	(13.31)%
2021	54,702	7.938833	to	93.570328	484,508	0.91	0.00 to 0.55	23.78	to	24.46
2020	56,416	6.407252	to	75.180406	403,628	1.38	0.00 to 0.55	12.75	to	13.37
2019	58,779	5.677085	to	66.313755	372,368	1.21	0.00 to 0.55	25.20	to	25.88
2018	60,974	4.530052	to	52.678316	309,099	1.11	0.00 to 0.55	(11.82)	to	(11.33)
Mid Cap Value Division
2022	14,004	$5.566271	to	$61.046817	$87,495	1.90%	0.00% to 0.55%	(1.69)%	to	(1.15)%
2021	13,753	5.656306	to	61.756931	86,629	1.15	0.00 to 0.55	22.60	to	23.27
2020	13,830	4.609170	to	50.098747	71,374	1.83	0.00 to 0.55	1.11	to	1.67
2019	14,896	4.554015	to	49.276848	76,441	1.61	0.00 to 0.55	28.50	to	29.21
2018	15,826	3.540449	to	38.138006	63,562	1.60	0.00 to 0.55	(13.33)	to	(12.85)
Small Cap Growth Stock Division
2022	47,015	$5.714778	to	$77.536313	$293,207	0.00%	0.00% to 0.55%	(28.88)%	to	(28.49)%
2021	47,947	8.027417	to	108.425869	420,423	0.02	0.00 to 0.55	3.54	to	4.11
2020	49,853	7.745486	to	104.149054	421,615	0.11	0.00 to 0.55	32.74	to	33.47
2019	51,995	5.829238	to	78.030714	330,603	0.10	0.00 to 0.55	34.95	to	35.69
2018	54,724	4.315234	to	57.505467	257,677	0.00	0.00 to 0.55	(12.19)	to	(11.71)
Index 600 Stock Division
2022	21,263	$2.785729	to	$32.084276	$67,300	0.99%	0.00% to 0.55%	(16.82)%	to	(16.37)%
2021	20,381	3.345869	to	38.363170	77,623	0.76	0.00 to 0.55	25.53	to	26.22
2020	19,313	2.662820	to	30.394793	58,712	1.79	0.00 to 0.55	10.32	to	10.93
2019	18,011	2.411252	to	27.399696	50,277	0.25	0.00 to 0.55	21.77	to	22.44
2018	17,485	1.978237	to	22.378619	40,272	1.41	0.00 to 0.55	(9.28)	to	(8.78)
Small Cap Value Division
2022	34,321	$5.177211	to	$57.377496	$198,716	0.26%	0.00% to 0.55%	(18.98)%	to	(18.53)%
2021	34,651	6.383645	to	70.431381	247,818	0.39	0.00 to 0.55	22.33	to	23.00
2020	35,490	5.213261	to	57.260960	207,859	0.51	0.00 to 0.55	8.69	to	9.29
2019	38,061	4.791826	to	52.395678	204,813	0.47	0.00 to 0.55	25.20	to	25.89
2018	40,431	3.823467	to	41.620093	175,135	0.53	0.00 to 0.55	(13.21)	to	(12.73)
International Growth Division
2022	40,511	$2.742354	to	$30.392880	$125,440	0.56%	0.00% to 0.55%	(23.55)%	to	(23.13)%
2021	41,010	3.583669	to	39.539175	166,146	0.53	0.00 to 0.55	15.28	to	15.92
2020	40,898	3.105508	to	34.110132	144,050	1.69	0.00 to 0.55	17.26	to	17.91
2019	41,418	2.645647	to	28.928599	122,981	1.25	0.00 to 0.55	34.07	to	34.80
2018	43,088	1.971431	to	21.459907	95,359	1.40	0.00 to 0.55	(11.76)	to	(11.28)
Research International Core Division
2022	37,356	$1.512130	to	$14.933069	$64,675	2.20%	0.00% to 0.55%	(17.61)%	to	(17.16)%
2021	36,412	1.833587	to	18.026460	76,412	1.14	0.00 to 0.55	11.46	to	12.07
2020	33,769	1.643464	to	16.084924	63,483	2.26	0.00 to 0.55	12.84	to	13.46
2019	32,749	1.454984	to	14.176293	53,645	1.66	0.00 to 0.55	27.55	to	28.25
2018	27,318	1.139564	to	11.053328	36,026	1.66	0.00 to 0.55	(14.14)	to	(13.66)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity Division
2022	119,977	$3.475261	to	$5.525225	$481,121	2.40%	0.00% to 0.55%	(7.34)%	to	(6.83)%
2021	120,120	3.746814	to	5.930327	520,067	2.32	0.00 to 0.55	4.43	to	5.00
2020	120,453	3.584281	to	5.647675	499,784	3.58	0.00 to 0.55	(3.24)	to	(2.71)
2019	123,522	3.700743	to	5.804990	526,380	2.49	0.00 to 0.55	11.98	to	12.60
2018	128,969	3.301503	to	5.155553	489,960	2.50	0.00 to 0.55	(15.87)	to	(15.41)
Emerging Markets Equity Division
2022	64,249	$0.943204	to	$11.640958	$69,449	1.22%	0.00% to 0.55%	(25.69)%	to	(25.28)%
2021	62,889	1.267943	to	15.578805	90,840	0.51	0.00 to 0.55	(5.07)	to	(4.55)
2020	59,092	1.334398	to	16.321818	90,119	2.26	0.00 to 0.55	26.16	to	26.86
2019	57,970	1.056655	to	12.866468	69,251	1.11	0.00 to 0.55	19.94	to	20.60
2018	56,859	0.880106	to	10.668771	56,824	1.31	0.00 to 0.55	(14.23)	to	(13.75)
Government Money Market Division
2022	93,405	$1.573979	to	$44.076838	$184,703	1.37%	0.00% to 0.55%	0.81%	to	1.36%
2021	90,464	1.559755	to	43.483468	172,031	0.00 (2)	0.00 to 0.55	(0.54)	to	0.01
2020	95,304	1.566628	to	43.480109	182,327	0.26	0.00 to 0.55	(0.24)	to	0.31
2019	79,304	1.568812	to	43.345856	152,147	1.92	0.00 to 0.55	1.38	to	1.94
2018	78,642	1.545924	to	42.522150	154,530	1.53	0.00 to 0.55	0.97	to	1.53
Short-Term Bond Division
2022	24,731	$1.064107	to	$13.311816	$33,476	1.43%	0.00% to 0.55%	(5.04)%	to	(4.52)%
2021	22,420	1.119426	to	13.941366	32,053	1.76	0.00 to 0.55	(0.64)	to	(0.10)
2020	22,525	1.125573	to	13.954768	31,927	2.30	0.00 to 0.55	3.72	to	4.29
2019	22,993	1.084100	to	13.380170	30,340	2.05	0.00 to 0.55	3.81	to	4.38
2018	16,642	1.043226	to	12.818134	24,893	1.54	0.00 to 0.55	0.81	to	1.36
Select Bond Division
2022	73,298	$2.787014	to	$228.662825	$252,739	1.73%	0.00% to 0.55%	(13.80)%	to	(13.33)%
2021	73,511	3.230152	to	263.835613	291,624	2.09	0.00 to 0.55	(2.12)	to	(1.59)
2020	73,291	3.297004	to	268.089237	298,735	2.81	0.00 to 0.55	8.38	to	8.98
2019	70,958	3.038977	to	245.997917	266,601	2.77	0.00 to 0.55	8.06	to	8.65
2018	70,449	2.809628	to	226.413644	243,011	2.25	0.00 to 0.55	(0.76)	to	(0.21)
Long-Term U.S Government Bond Division
2022	9,492	$1.238002	to	$17.947739	$13,115	1.69%	0.00% to 0.55%	(29.91)%	to	(29.53)%
2021	8,535	1.764661	to	25.468271	16,847	0.92	0.00 to 0.55	(5.89)	to	(5.37)
2020	9,845	1.873219	to	26.913884	19,772	1.66	0.00 to 0.55	16.73	to	17.37
2019	7,922	1.603184	to	22.930587	13,950	2.20	0.00 to 0.55	12.55	to	13.17
2018	6,965	1.423026	to	20.262648	10,667	2.02	0.00 to 0.55	(2.58)	to	(2.04)
Inflation Protection Division
2022	12,627	$1.175952	to	$15.909250	$18,178	3.25%	0.00% to 0.55%	(13.44)%	to	(12.96)%
2021	14,019	1.357159	to	18.278682	23,159	0.99	0.00 to 0.55	6.02	to	6.61
2020	9,384	1.278801	to	17.146141	15,242	2.12	0.00 to 0.55	8.97	to	9.57
2019	8,193	1.172363	to	15.648347	11,881	2.63	0.00 to 0.55	8.42	to	9.02
2018	8,142	1.080225	to	14.354000	10,811	2.09	0.00 to 0.55	(3.14)	to	(2.61)
High Yield Bond Division
2022	21,825	$4.330519	to	$59.175445	$107,706	5.65%	0.00% to 0.55%	(11.82)%	to	(11.33)%
2021	22,334	4.905909	to	66.738383	128,128	5.20	0.00 to 0.55	4.73	to	5.31
2020	22,827	4.679675	to	63.375613	122,455	5.82	0.00 to 0.55	6.06	to	6.64
2019	23,653	4.407984	to	59.428074	120,105	5.49	0.00 to 0.55	14.34	to	14.97
2018	24,213	3.851321	to	51.690668	107,388	5.42	0.00 to 0.55	(3.24)	to	(2.71)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Multi-Sector Bond Division
2022	33,764	$1.341429	to	$18.966369	$52,594	4.03%	0.00% to 0.55%	(15.85)%	to	(15.39)%
2021	34,042	1.592560	to	22.416380	63,639	2.13	0.00 to 0.55	(0.62)	to	(0.08)
2020	33,262	1.600950	to	22.433485	61,825	4.14	0.00 to 0.55	5.55	to	6.13
2019	32,487	1.515308	to	21.138053	55,539	4.66	0.00 to 0.55	13.42	to	14.04
2018	27,865	1.334721	to	18.535667	41,877	3.12	0.00 to 0.55	(1.84)	to	(1.30)
Balanced Division
2022	43,100	$4.529277	to	$256.387829	$377,111	3.76%	0.00% to 0.55%	(14.60)%	to	(14.14)%
2021	43,559	5.298608	to	298.595878	450,231	2.46	0.00 to 0.55	6.97	to	7.56
2020	44,992	4.948376	to	277.610210	436,985	2.47	0.00 to 0.55	11.87	to	12.49
2019	45,747	4.418751	to	246.784874	400,553	2.30	0.00 to 0.55	17.28	to	17.92
2018	45,928	3.764026	to	209.277798	347,349	2.37	0.00 to 0.55	(3.98)	to	(3.45)
Asset Allocation Division
2022	15,522	$2.801154	to	$31.043666	$54,211	2.85%	0.00% to 0.55%	(15.30)%	to	(14.83)%
2021	16,048	3.303784	to	36.450275	65,833	2.20	0.00 to 0.55	9.85	to	10.45
2020	16,667	3.004653	to	33.001529	61,996	2.36	0.00 to 0.55	12.81	to	13.43
2019	17,417	2.660780	to	29.093477	57,278	2.23	0.00 to 0.55	20.42	to	21.08
2018	17,585	2.207402	to	24.028105	48,341	1.99	0.00 to 0.55	(5.40)	to	(4.88)
Fidelity VIP Mid Cap Division
2022	25,398	$6.879567	to	$75.449401	$198,105	0.51%	0.00% to 0.55%	(15.21)%	to	(14.74)%
2021	25,885	8.105508	to	88.496791	238,938	0.62	0.00 to 0.55	24.92	to	25.60
2020	26,549	6.482361	to	70.458211	195,199	0.62	0.00 to 0.55	17.42	to	18.07
2019	28,622	5.515184	to	59.676525	180,950	0.67	0.00 to 0.55	22.50	to	23.17
2018	30,730	4.497777	to	48.449732	159,036	0.40	0.00 to 0.55	(15.24)	to	(14.77)
Fidelity VIP Contrafund Division
2022	19,314	$2.957075	to	$33.189569	$68,137	0.51%	0.00% to 0.55%	(26.72)%	to	(26.31)%
2021	20,055	4.031040	to	45.041088	96,024	0.06	0.00 to 0.55	27.14	to	27.83
2020	20,337	3.167508	to	35.233871	75,874	0.22	0.00 to 0.55	29.74	to	30.46
2019	18,727	2.438969	to	27.008170	52,730	0.22	0.00 to 0.55	30.56	to	31.27
2018	19,649	1.866274	to	20.573795	41,918	0.44	0.00 to 0.55	(7.15)	to	(6.64)
AMT Sustainable Equity Division
2022	2,285	$2.701399	to	$30.111716	$7,724	0.44%	0.00% to 0.55%	(18.91)%	to	(18.47)%
2021	2,292	3.328113	to	36.931533	9,521	0.39	0.00 to 0.55	22.80	to	23.48
2020	2,052	2.707463	to	29.909730	7,378	0.64	0.00 to 0.55	18.91	to	19.56
2019	1,863	2.274699	to	25.016087	5,561	0.41	0.00 to 0.55	25.20	to	25.88
2018	2,134	1.815096	to	19.872228	5,073	0.51	0.00 to 0.55	(6.23)	to	(5.72)
U.S. Strategic Equity Division
2022	74,360	$2.934959	to	$33.915304	$246,238	0.60%	0.00% to 0.55%	(21.29)%	to	(20.86)%
2021	75,818	3.725106	to	42.853358	319,074	0.56	0.00 to 0.55	19.74	to	20.40
2020	79,892	3.107894	to	35.592905	280,202	0.45	0.00 to 0.55	23.16	to	23.84
2019	83,411	2.520964	to	28.741505	237,880	1.07	0.00 to 0.55	29.55	to	30.26
2018	88,552	1.943977	to	22.064057	195,830	1.15	0.00 to 0.55	(10.14)	to	(9.64)
U.S. Small Cap Equity Division
2022	27,046	$3.759233	to	$44.554659	$112,899	0.19%	0.00% to 0.55%	(16.41)%	to	(15.96)%
2021	27,419	4.493029	to	53.013410	137,227	0.25	0.00 to 0.55	25.10	to	25.79
2020	27,996	3.587903	to	42.144292	112,133	0.06	0.00 to 0.55	12.08	to	12.70
2019	29,197	3.197903	to	37.394611	104,692	0.56	0.00 to 0.55	22.40	to	23.07
2018	31,008	2.610168	to	30.385277	91,320	0.47	0.00 to 0.55	(12.45)	to	(11.97)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Developed Markets Division
2022	53,273	$2.087569	to	$23.567997	$127,065	0.00%	0.00% to 0.55%	(13.52)%	to	(13.04)%
2021	53,017	2.411511	to	27.103303	145,982	2.54	0.00 to 0.55	12.04	to	12.66
2020	53,858	2.150242	to	24.058667	132,255	1.25	0.00 to 0.55	4.50	to	5.08
2019	55,727	2.055606	to	22.896522	131,391	2.62	0.00 to 0.55	19.07	to	19.72
2018	58,409	1.724712	to	19.124827	116,077	1.72	0.00 to 0.55	(15.34)	to	(14.87)
Strategic Bond Division
2022	27,307	$2.223157	to	$24.607660	$77,588	2.44%	0.00% to 0.55%	(14.75)%	to	(14.28)%
2021	27,240	2.605094	to	28.706174	90,877	0.91	0.00 to 0.55	(2.36)	to	(1.82)
2020	27,427	2.665278	to	29.237785	92,143	1.82	0.00 to 0.55	7.84	to	8.43
2019	27,416	2.469076	to	26.963899	88,249	2.75	0.00 to 0.55	8.60	to	9.19
2018	28,147	2.271363	to	24.693685	81,612	2.12	0.00 to 0.55	(1.35)	to	(0.81)
Global Real Estate Securities Division
2022	28,992	$4.725257	to	$52.232355	$153,381	1.27%	0.00% to 0.55%	(27.17)%	to	(26.77)%
2021	28,990	6.481448	to	71.324137	210,147	4.86	0.00 to 0.55	26.50	to	27.19
2020	29,299	5.118605	to	56.074809	168,688	1.53	0.00 to 0.55	(5.70)	to	(5.18)
2019	30,637	5.422414	to	59.135972	186,744	5.05	0.00 to 0.55	20.98	to	21.64
2018	32,010	4.477782	to	48.615288	161,150	4.49	0.00 to 0.55	(6.24)	to	(5.73)
LifePoints Moderate Strategy Division
2022	3,778	$1.375959	to	$17.208370	$7,811	1.79%	0.00% to 0.55%	(16.11)%	to	(15.65)%
2021	4,179	1.638637	to	20.401736	10,480	4.49	0.00 to 0.55	7.64	to	8.23
2020	3,611	1.520808	to	18.849922	7,655	2.02	0.00 to 0.55	5.82	to	6.40
2019	3,788	1.435781	to	17.716081	7,499	1.21	0.00 to 0.55	11.93	to	12.54
2018	3,780	1.281521	to	15.741887	6,714	4.57	0.00 to 0.55	(5.44)	to	(4.92)
LifePoints Balanced Strategy Division
2022	10,336	$1.554499	to	$18.279960	$22,116	1.75%	0.00% to 0.55%	(16.81)%	to	(16.35)%
2021	10,886	1.866741	to	21.853460	28,386	4.57	0.00 to 0.55	12.42	to	13.04
2020	11,081	1.658834	to	19.332571	25,051	1.18	0.00 to 0.55	7.06	to	7.65
2019	10,992	1.547882	to	17.958473	23,489	1.59	0.00 to 0.55	15.81	to	16.45
2018	10,926	1.335190	to	15.421524	19,333	5.36	0.00 to 0.55	(7.31)	to	(6.80)
LifePoints Growth Strategy Division
2022	10,160	$1.693764	to	$18.571091	$22,181	1.32%	0.00% to 0.55%	(17.66)%	to	(17.20)%
2021	10,220	2.054904	to	22.430026	27,370	4.75	0.00 to 0.55	16.80	to	17.44
2020	10,160	1.757555	to	19.098502	22,707	1.67	0.00 to 0.55	9.15	to	9.75
2019	10,998	1.608669	to	17.402048	23,337	0.70	0.00 to 0.55	17.42	to	18.06
2018	11,759	1.368685	to	14.739598	21,011	4.93	0.00 to 0.55	(8.55)	to	(8.05)
LifePoints Equity Growth Strategy Division
2022	4,153	$1.762210	to	$17.639237	$9,924	1.23%	0.00% to 0.55%	(18.13)%	to	(17.68)%
2021	4,062	2.150303	to	21.427646	12,068	5.29	0.00 to 0.55	18.96	to	19.61
2020	3,825	1.805853	to	17.914598	9,192	2.42	0.00 to 0.55	7.66	to	8.26
2019	5,785	1.675624	to	16.548015	12,286	0.23	0.00 to 0.55	19.43	to	20.09
2018	6,734	1.401615	to	13.779890	11,597	4.92	0.00 to 0.55	(9.95)	to	(9.45)
Credit Suisse Trust Commodity Return Strategy Division
2022	5,548	$6.964941	to	$7.292246	$42,447	15.73%	0.00% to 0.55%	15.71%	to	16.34%
2021	5,500	5.986523	to	6.295966	35,842	5.48	0.00 to 0.55	27.79	to	28.49
2020	4,556	4.659188	to	4.922044	23,053	5.73	0.00 to 0.55	(2.02)	to	(1.48)
2019	4,165	4.729147	to	5.018507	21,391	0.88	0.00 to 0.55	6.11	to	6.69
2018	4,165	4.432602	to	4.724979	20,036	2.52	0.00 to 0.55	(12.14)	to	(11.66)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021 and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 15, 2023

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2022	2021

Assets:
Bonds	$187,268	$179,121
Mortgage loans	51,798	47,844
Policy loans	17,653	17,208
Common and preferred stocks	2,539	4,242
Real estate	2,906	3,113
Other investments	30,108	29,184
Cash and short-term investments	4,476	3,786

Total investments	296,748	284,498

Due and accrued investment income	2,262	2,042
Net deferred tax assets	2,109	1,569
Deferred premium and other assets	4,990	4,162
Separate account assets	34,281	42,383

Total assets	$340,390	$334,654

Liabilities and surplus:
Policy benefit reserves	$242,443	$230,034
Deposit funds	10,987	8,303
Policyowner dividends payable	6,820	6,505
Interest maintenance reserve	(212)	3,162
Asset valuation reserve	7,176	7,733
Other liabilities	9,010	7,251
Separate account liabilities	34,281	42,383

Total liabilities	310,505	305,371

Surplus:
Surplus notes	4,480	4,475
Unassigned surplus	25,405	24,808

Total surplus	29,885	29,283

Total liabilities and surplus	$340,390	$334,654

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2022	2021	2020

Revenue:
Premiums	$22,288	$22,771	$19,323
Net investment income	11,768	10,447	11,078
Other income	840	814	723

Total revenue	34,896	34,032	31,124

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,707	12,022	11,736
Net additions to policy benefit reserves	12,224	12,736	9,527
Net transfers from separate accounts	(490)	(805)	(680)

Total benefits	23,441	23,953	20,583

Commissions and operating expenses	4,158	4,048	3,502

Total benefits and expenses	27,599	28,001	24,085

Gain from operations before dividends and taxes	7,297	6,031	7,039

Policyowner dividends	6,833	6,522	6,235

Gain (loss) from operations before taxes	464	(491)	804
Income tax (benefit) expense	(160)	(1,166)	277

Net gain from operations	624	675	527
Net realized capital gains (losses)	288	303	(102)

Net income	$912	$978	$425

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2022	2021	2020

Beginning of year balance	$29,283	$24,957	$24,216

Net income	912	978	425

Change in net unrealized capital gains and losses	(1,549)	3,489	799

Change in net deferred tax assets	470	(476)	807

Change in nonadmitted assets	(71)	(579)	228

Change in asset valuation reserve	557	(371)	(1,159)

Change in surplus notes	5	902	5

Other surplus changes	278	383	(364)

Net increase in surplus	602	4,326	741

End of year balance	$29,885	$29,283	$24,957

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2022	2021	2020

Cash flows from operating activities:
Premiums and other income received	$16,296	$17,146	$13,808
Investment income received	10,911	10,345	10,036
Benefit and dividend payments to policyowners and beneficiaries	(10,703)	(10,983)	(10,537)
Net transfers from separate accounts	446	771	664
Commissions, expenses and taxes paid	(3,768)	(3,542)	(3,809)

Net cash provided by operating activities	13,182	13,737	10,162

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	40,363	53,499	60,747
Mortgage loans	3,368	2,868	3,301
Common and preferred stocks	2,241	2,741	4,046
Real estate	67	298	468
Other investments	4,536	4,213	3,063

Subtotal proceeds from investments	50,575	63,619	71,625

Cost of investments acquired:
Bonds	(51,983)	(65,845)	(64,976)
Mortgage loans	(6,679)	(9,259)	(5,008)
Common and preferred stocks	(1,013)	(1,083)	(4,075)
Real estate	(27)	(247)	(478)
Other investments	(6,202)	(4,303)	(7,537)

Subtotal cost of investments acquired	(65,904)	(80,737)	(82,074)

Net (outflows) inflows of policy loans	(152)	746	492

Net cash applied to investing activities	(15,481)	(16,372)	(9,957)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	897	-
Net inflows on deposit-type contracts	2,239	2,877	724
Other cash applied	750	(592)	(98)

Net cash provided by financing and miscellaneous sources	2,989	3,182	626

Net increase in cash and short-term investments	690	547	831

Cash and short-term investments, beginning of year	3,786	3,239	2,408

Cash and short-term investments, end of year	$4,476	$3,786	$3,239

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2022	2021	2020

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,277	$6,011	$5,779
Capitalized interest and payment in-kind investment income	835	848	895
Other policyowner contract activity	345	299	268
Employee benefit and compensation plan expenses	178	80	100

Investing:
Bond refinancings and exchanges	2,257	3,065	3,652
Mortgage loan refinancings and transfers	1,343	573	520
Net asset transfers with affiliated entities	1,088	94	434
Net policy loan activity	316	335	285
Net premium loan activity	115	131	113
Common stock exchanges	9	4	22
Other invested asset exchanges	6	113	163
Real estate exchange	-	27	-

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	444	567	556
Surplus note exchange	5	5	5

The accompanying notes are an integral part of these Statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Commissioner of Insurance of the State of Wisconsin that allows for the admissibility of a net negative interest maintenance reserve (IMR) balance. This permitted practice is effective December 31, 2022 until further notice and is subject to certain conditions, which have been met by the Company. If the Company’s negative IMR were to be disallowed, the IMR liability would increase by $212 million and statutory surplus would decrease by $212 million as of December 31, 2022. Net income would not be impacted by the permitted practice for the year ended December 31, 2022. The Company’s net income and statutory surplus were not impacted by the permitted practice as of and for the years ended December 31, 2021 and 2020.

As of December 31, 2022, if the Company had not used the above permitted practice that differs from NAIC SAP a risk based capital regulatory event would not have been triggered. The impact on net income and surplus is shown in the following table.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

For the year ended December 31,
2022
(in millions)
Net Income, Wisconsin State Basis	$912

State Permitted Practices:
Allowance of net negative IMR	-

Net Income, NAIC SAP	$912

December 31,
2022
(in millions)
Statutory Surplus, Wisconsin State Basis	$29,885

State Permitted Practices:
Allowance of net negative IMR	(212)

Statutory Surplus, NAIC SAP	$29,673

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

Cash and Short-term Investments

Short-term investments include securities that have maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice for IMR.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

12

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $28 million and $34 million at December 31, 2022 and 2021, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $78 million and $60 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $469 million and $423 million at December 31, 2022 and 2021, respectively. Depreciation expense for IT equipment and software totaled $179 million, $160 million and $153 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $116 million and $132 million at December 31, 2022 and 2021, respectively. Depreciation expense for furniture, fixtures and equipment totaled $18 million, $17 million and $14 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (COLI) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncement Adopted

During 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) 26R - Bonds. These revisions require the Company to account for the difference of proceeds received and par on bond tenders as prepayment fees which are reported in net investment income on the statutory statements of operations. Previously, the Company treated bond tenders as sales, reporting the difference between proceeds and par as realized capital gains (losses) on the statutory statements of operations and subject to deferral to the IMR. The Company adopted the revisions to SSAP 26R prospectively as of January 1, 2021 resulting in $2 million and $218 million of tenders being included in net investment income on the statutory statements of operations for the years ended December 31, 2022 and 2021, respectively.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2022 through February 15, 2023, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2022 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The statement value and fair value of bonds at December 31, 2022 and 2021, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2022	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,027	$37	$(400)	$4,664
States, territories and possessions	1,131	10	(95)	1,046
Special revenue and assessments	17,951	51	(2,467)	15,535
All foreign governments	2,465	6	(318)	2,153
Hybrid securities	436	4	(32)	408
SVO-identified funds	-	-	-	-
Industrial and miscellaneous	160,258	439	(18,389)	142,308

Total bonds	$187,268	$547	$(21,701)	$166,114

December 31, 2021	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,357	$115	$(63)	$5,409
States, territories and possessions	757	118	(2)	873
Special revenue and assessments	17,829	687	(160)	18,356
All foreign governments	5,135	262	(47)	5,350
Hybrid securities	591	45	(1)	635
SVO-identified funds	199	—	—	199
Industrial and miscellaneous	149,253	8,844	(658)	157,439

Total bonds	$179,121	$10,071	$(931)	$188,261

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Statement value of bonds by SVO designation category at December 31, 2022 and 2021 was as follows:

December 31, 2022	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,027	$-	$-	$-	$-	$-	$5,027

States, territories and possessions	936	195	-	-	-	-	1,131

Special revenue and assessments	17,843	83	25	-	-	-	17,951

All foreign governments	964	1,473	21	7	-	-	2,465

Hybrid securities	-	342	94	-	-	-	436

SVO-identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	81,328	65,656	5,740	4,485	2,890	159	160,258

Total bonds	$106,098	$67,749	$5,880	$4,492	$2,890	$159	$187,268

December 31, 2021	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,357	$-	$-	$-	$-	$-	$5,357

States, territories and possessions	609	148	-	-	-	-	757

Special revenue and assessments	17,615	186	28	-	-	-	17,829

All foreign governments	1,662	3,266	162	37	8	-	5,135

Hybrid securities	-	432	146	13	-	-	591

SVO-identified funds	-	199	-	-	-	-	199

Industrial and miscellaneous	69,951	64,509	7,183	4,770	2,658	182	149,253

Total bonds	$95,194	$68,740	$7,519	$4,820	$2,666	$182	$179,121

Based on statement value, 93% and 92% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the SVO) at December 31, 2022 and 2021, respectively.

Statement value and fair value of structured securities at December 31, 2022 and 2021, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2022	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,176	$12,270	$-	$-	$14,176	$12,270
Other prime	209	192	-	-	209	192
Other below-prime	1,578	1,432	2	2	1,580	1,434
Commercial mortgage-backed:
U.S. Government agencies	72	65	-	-	72	65
Conduit	5,672	5,185	26	20	5,698	5,205
Other asset-backed	16,905	16,035	137	115	17,042	16,150

Total structured securities	$38,612	$35,179	$165	$137	$38,777	$35,316

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

December 31, 2021	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$15,221	$15,411	$—		$—	$15,221	$15,411
Other prime	660	663	—		—	660	663
Other below-prime	888	885	1		1	889	886
Commercial mortgage-backed:
U.S. Government agencies	78	80	—		—	78	80
Conduit	5,050	5,109	—		—	5,050	5,109
Other asset-backed	13,724	13,873	14		15	13,738	13,888

Total structured securities	$35,621	$36,021	$15		$16	$35,636	$36,037

Based on statement value, over 99% of the Company’s structured securities portfolio was designated as investment grade at each of December 31, 2022 and 2021. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies was 8% of total bond investments at each of December 31, 2022 and 2021.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2022 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$7,642	$7,630

Due after one year through five years	42,236	40,003

Due after five years through ten years	53,839	48,141

Due after ten years	87,485	74,274

Total	$191,202	$170,048

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $161 million and $199 million at December 31, 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2022 and 2021 was as follows:

December 31, 2022	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,483	$2,844	$5,752	$10,336	$-	$27,415

Office	3,187	579	1,019	3,540	-	8,325

Retail	1,896	495	1,232	1,505	-	5,128

Warehouse/Industrial	2,044	1,125	420	2,582	147	6,318

Manufactured housing	286	309	1,652	1,595	204	4,046

Other	174	211	27	154	-	566

Total	$16,070	$5,563	$10,102	$19,712	$351	$51,798

December 31, 2021	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,006	$2,577	$4,649	$9,388	$-	$24,620

Office	3,185	790	1,100	3,519	-	8,594

Retail	2,237	506	1,472	1,851	-	6,066

Warehouse/Industrial	1,635	688	412	1,871	171	4,777

Manufactured housing	277	313	1,288	1,325	218	3,421

Other	120	60	28	158	-	366

Total	$15,460	$4,934	$8,949	$18,112	$389	$47,844

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $2.9 billion and $3.2 billion at December 31, 2022 and 2021, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2022 and 2021 is summarized below.

For mortgage loans originated or refinanced during:	2022	2021

Minimum interest rate	2.37%	1.50%

Maximum interest rate	7.38%	7.15%

Weighted-average LTV	54%	56%

Maximum LTV	69%	74%
LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2022 and 2021, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 53% and 52%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2022 and 2021 was as follows:

December 31, 2022	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$10,631	$15,340	$1,408	$36	$27,415

Office	3,549	3,606	805	365	8,325

Retail	1,476	2,686	627	339	5,128

Warehouse/Industrial	2,631	3,664	23	-	6,318

Manufactured housing	2,466	1,580	-	-	4,046

Other	325	176	-	65	566

Total	$21,078	$27,052	$2,863	$805	$51,798

December 31, 2021	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$7,766	$16,240	$614	$-	$24,620

Office	4,816	3,453	325	-	8,594

Retail	1,750	3,655	416	245	6,066

Warehouse/Industrial	2,154	2,623	-	-	4,777

Manufactured housing	1,240	2,166	15	-	3,421

Other	111	189	-	66	366

Total	$17,837	$28,326	$1,370	$311	$47,844

The aggregate statement value of mortgage loans with LTV in excess of 100% was $272 million at December 31, 2022. At December 31, 2021, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2022, 2021 and 2020,

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

respectively. The Company had no mortgage loans at either of December 31, 2022 or December 31, 2021 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2022 or 2021. The Company had one mortgage loan that went into default during 2022 and is in the process of foreclosure at December 31, 2022 while all loans were performing during 2021. The Company recognized other-than-temporary impairment losses on mortgage loans of $25 million and $0 for the years ended December 31, 2022 and 2021, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,361 million and $4,067 million included in the statutory statements of financial position at December 31, 2022 and 2021, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2022 and 2021, the statutory statements of financial position included $178 million and $175 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2022 and 2021 was as follows:

December 31, 2022	East	Midwest	South	West	Total

	(in millions)

Apartment	$308	$172	$275	$745	$1,500

Office	208	558	50	-	816

Warehouse/Industrial	254	-	-	203	457

Other	16	15	102	-	133

Total	$786	$745	$427	$948	$2,906

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

December 31, 2021	East	Midwest	South	West	Total

	(in millions)

Apartment	$315	$180	$283	$810	$1,588

Office	211	672	52	-	935

Warehouse/Industrial	257	-	-	202	459

Other	16	10	105	-	131

Total	$799	$862	$440	$1,012	$3,113

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $558 million and $672 million at December 31, 2022 and 2021, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)

Securities partnerships and LLCs	$12,075	$11,112

Bonds	4,470	4,748

Real estate JVs, partnerships and LLCs	3,453	3,989

Common and preferred stocks	3,384	3,083

Derivative instruments	1,680	629

Wholly owned real estate	1,070	1,171

COLI	1,037	1,248

Cash and short-term investments	795	1,964

Structured settlements	749	770

Low income housing tax credit properties	721	702

Other net assets (liabilities)	674	(232)

Total	$30,108	$29,184

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2022 and 2021, respectively. The required holding period for tax credit properties is 15

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

years. The amount of tax credits and other tax benefits recognized during 2022 and 2021 were $161 million and $150 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2022 and 2021, the value of wholly-owned SCA investments were as follows:

	December 31, 2022			December 31, 2021

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$252	$-	$252	$275	$-	$275

Total common stock SCAs [1]	252	-	252	275	-	275

NML Securities Holdings, LLC	13,299	-	13,299	13,533	-	13,533

NML Real Estate Holdings, LLC	2,145	-	2,145	2,814	-	2,814

NM Investment Holdings, LLC	1,335	-	1,335	1,383	-	1,383

QOZ Holding Company, LLC	389	-	389	234	1	233

NM Investment Services, LLC	170	-	170	151	-	151

NM Investment Management Company, LLC	130	130	-	64	64	-

NM Pebble Valley, LLC	90	-	90	224	-	224

Mason Street Advisors, LLC	79	79	-	45	45	-

Wysh Holdings, LLC	68	3	65	15	3	12

NM GP Holdings, LLC	67	15	52	64	7	57

Lake Emily Holdings, LLC	64	-	64	-	-	-

NM-SAS, LLC	9	6	3	11	7	4

GRO-SUB, LLC	2	2	-	2	2	-

NM Career Distribution Holdings, LLC	1	1	-	3	3	-

NMU Holdings, LLC	-	-	-	-	-	-

GRO, LLC	-	-	-	-	-	-

Total other investment SCAs [2]	17,848	236	17,612	18,543	132	18,411

Total investments in SCAs	$18,100	$236	$17,864	$18,818	$132	$18,686

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2022. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Net Investment Income

The sources of net investment income for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,

	2022	2021	2020

		(in millions)

Bonds	$6,566	$6,286	$6,154

Mortgage loans	1,899	1,829	1,717

Common and preferred stocks	183	194	188

Real estate	310	279	279

Other investments	2,351	1,200	2,122

Policy loans	1,143	1,148	1,180

Amortization of IMR	292	422	255

Gross investment income	12,744	11,358	11,895

Less: investment expenses	976	911	817

Net investment income	$11,768	$10,447	$11,078

For the years ended December 31, 2022, 2021 and 2020 bond investment income included $51 million, $392 million and $82 million of prepayment fees, respectively, generated as a result of 175, 321 and 127 securities, respectively, tendered or otherwise redeemed as a result of a callable feature.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2022			December 31, 2021			December 31, 2020

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$241	$(3,614)	$(3,373)	$1,637	$(395)	$1,242	$2,724	$(861)	$1,863
Mortgage loans	-	(28)	(28)	-	(2)	(2)	-	(22)	(22)
Common and preferred stocks	395	(112)	283	494	(39)	455	461	(643)	(182)
Real estate	23	(99)	(76)	153	(42)	111	253	-	253
Other investments	2,154	(2,403)	(249)	1,506	(1,220)	286	1,350	(1,302)	48

Subtotal	$2,813	$(6,256)	(3,443)	$3,790	$(1,698)	2,092	$4,788	$(2,828)	1,960

Less: IMR net gains (losses) before taxes			(3,902)			1,556			2,064
Less: Capital gains tax expense (benefit)			171			233			(2)

Net realized capital gains (losses)			$288			$303			$(102)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $28 billion, $36 billion, and $48 billion for the years ended December 31, 2022, 2021 and 2020, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,
	2022	2021	2020
Bonds, common and preferred stocks:		(in millions)

Structured securities	$-	$-	$-
Foreign government	-	-	(34)
Consumer discretionary	(66)	(44)	(51)
Industrials	(40)	(20)	(42)
Energy	(3)	-	(59)
Other	(15)	-	(13)

Subtotal	(124)	(64)	(199)

Mortgage loans	(25)	-	(15)
Real estate	(99)	(39)	-

Other investments:
Securities partnerships	-	(2)	(6)
Energy and transportation	-	(6)	-

Subtotal	-	(8)	(6)

Total	$(248)	$(111)	$(220)

In addition to the realized capital losses above, $11 million, $61 million and $37 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2022, 2021 and 2020, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,

	2022	2021	2020

	(in millions)

Bonds	$(1,016)	$(470)	$606

Mortgage loans	(20)	(10)	33

Common and preferred stocks	(728)	260	520

Other investments	81	3,969	(251)

Subtotal	(1,683)	3,749	908

Change in deferred taxes	134	(260)	(109)

Change in net unrealized capital gains and losses	$(1,549)	$3,489	$799

Changes in net unrealized capital gains and losses for the years ended December 31, 2022, 2021 and 2020 included the reversal of previously unrealized capital gains of $(1,461) million, $(236) million and $(1,428) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2022 and 2021 were as follows:

	December 31, 2022

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$88,076	$78,708	$(9,368)	$50,675	$40,648	$(10,027)

Structured Securities	21,529	20,241	(1,288)	15,104	12,900	(2,204)

Common and preferred stocks	601	524	(77)	37	26	(11)

Total	$110,206	$99,473	$(10,733)	$65,816	$53,574	$(12,242)

	December 31, 2021

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$29,396	$28,791	$(605)	$7,072	$6,693	$(379)

Structured Securities	15,343	15,167	(176)	1,613	1,560	(53)

Common and preferred stocks	188	169	(19)	62	49	(13)

Total	$44,927	$44,127	$(800)	$8,747	$8,302	$(445)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities

26

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

for reporting purposes. At December 31, 2022 and 2021, the statement and fair values of NAIC 5GI securities were as follows:

	December 31,

	2022			2021

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($ in millions)			($ in millions)

Bonds	94	$2,123	$1,820	72	$1,613	$1,641
Preferred stock	2	13	13	28		8
Loan-backed and structured securities	1	—	—	1	—	—

Total	$97	$2,136	$1,833	75	$1,621	$1,649

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2022 and 2021:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2022	$1,277	$1,243

June 30, 2022	$2,032	$2,032

September 30, 2022	$2,352	$2,300

December 31, 2022	$2,316	$2,295

March 31, 2021	$1,315	$1,287

June 30, 2021	$1,295	$1,292

September 30, 2021	$1,300	$1,280

December 31, 2021	$1,281	$1,277

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

During 2022 and 2021, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

	(in millions)
March 31, 2022	$1,311	$1,273	$1,243
June 30, 2022	$2,080	$2,073	$2,032
September 30, 2022	$2,406	$2,340	$2,300
December 31, 2022	$2,372	$2,336	$2,295
March 31, 2021	$1,350	$1,317	$1,287
June 30, 2021	$1,329	$1,318	$1,292
September 30, 2021	$1,334	$1,311	$1,280
December 31, 2021	$1,316	$1,302	$1,277

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2022 and 2021 was as follows:

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$420	$420	$259	$259
31-60 days	345	345	204	204
61-90 days	372	372	70	70
91-120 days	27	27	26	26
121-180 days	23	22	13	13
181-365 days	391	390	134	134
1-2 years	251	250	330	331
2-3 years	223	223	155	155
Over 3 years	245	240	91	91

Total	$2,297	$2,289	$1,282	$1,283

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

At December 31, 2022 and 2021, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2022 and 2021, summarized by type of restriction, was as follows:

	December 31,
	2022	2021

	(in millions)
Loaned securities - repurchase agreements	$2,295	$1,277
Federal Home Loan Bank of Chicago pledged collateral	4,681	3,705
Derivative transactions	504	121
Federal Home Loan Bank of Chicago stock	121	92
Securities on deposit with states	3	3

Total restricted assets	$7,604	$5,198

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$2,295	$2,336	$1,277	$1,302
Derivative collateral	2,141	2,141	898	898
Mortgage loan escrow	101	101	103	103
Real estate escrow and security deposits	4	4	4	4

Total collateral assets	$4,541	$4,582	$2,282	$2,307

The company had not received any derivative collateral related to the separate accounts at December 31, 2022 or 2021. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)
Bonds:
General Account	$108	$36
Separate Accounts	-	-

Total bond collateral	$108	$36

Cash:
General Account	$2,141	$898
Separate Accounts	-	-

Total cash collateral	$2,141	$898

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The fair value of collateral posted by the Company at December 31, 2022 and 2021 was as follows:

	December 31,
	2022	2021

	(in millions)
Bonds posted for derivative support agreements:
General Account	$69	$39
Separate Accounts	2	2
Bonds posted for futures agreements:
General Account	221	41
Separate Accounts	15	17

Total bond collateral	$307	$99

Cash posted for derivative support agreements:
General Account	$187	$13
Separate Accounts	2	1
Cash posted for futures agreements:
General Account	-	4
Separate Accounts	8	4

Total cash collateral	$197	$22

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $411 million and $187 million for the years ended December 31, 2022 and 2021, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $139 million and $38 million for the years ended December 31, 2022 and 2021, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific bond issuers. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2022 and 2021 were as follows:

	December 31, 2022

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$300	$1	$-	$1	$-

Interest rate swaps	1,947	-	-	-	(162)

Foreign exchange contracts:

Foreign currency swaps	13,623	1,199	(46)	1,862	(58)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	51	-	51	-

Interest rate floors	1,806	21	(3)	21	(3)

Interest rate swaps	4,666	151	(162)	151	(162)

Swaptions	4,635	242	-	242	-

Fixed income futures	10,369	-	-	-	-

Fixed income forwards	469	1	(7)	1	(7)

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	144	14	(1)	14	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	1	-

Total derivatives		$1,680	$(219)	$2,344	$(393)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$400	$1	$-	$14	$-

Interest rate swaps	1,204	-	-	5	(24)

Foreign exchange contracts:

Foreign currency swaps	12,492	412	(287)	788	(147)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,596	15	-	15	-

Interest rate floors	200	28	-	28	-

Interest rate swaps	2,243	20	(16)	20	(16)

Swaptions	4,471	90	-	90	-

Fixed income futures	9,534	-	-	-	-

Fixed income forwards	1,750	2	-	2	-

Foreign exchange contracts:

Foreign currency forwards	1,422	49	(4)	49	(4)

Foreign currency swaps	148	12	(4)	12	(4)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	-	-

Total derivatives		$629	$(311)	$1,023	$(195)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the year ended December 31, 2022
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$3

Interest rate swaps	-	-	(12)

Foreign exchange contracts:

Foreign currency swaps	1,027	65	190

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	36	-	(2)

Interest rate floors	(17)	-	-

Interest rate swaps	(15)	-	-

Swaptions	139	-	(10)

Fixed income futures	(57)	(652)	-

Fixed income forwards	(8)	(91)	-

Foreign exchange contracts:

Foreign currency forwards	(46)	49	-

Foreign currency swaps	5	4	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$1,064	$(625)	$171

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Equity contracts:

Equity total return swaps	-	-	-

Total derivatives	$500	$286	$165

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2020
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$15

Interest rate swaps	-	-	1

Foreign exchange contracts:

Foreign currency swaps	(641)	29	158

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(1)

Interest rate floors	9	27	-

Interest rate swaps	6	-	1

Swaptions	(3)	-	(9)

Fixed income futures	12	(121)	-

Fixed income forwards	13	23	-

Foreign exchange contracts:

Foreign currency forwards	2	(83)	-

Foreign currency swaps	(1)	-	2

Credit contracts:

Purchased credit default swaps	-	(1)	-

Warrants	(40)	117	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	5	-

Equity contracts:

Equity total return swaps	-	52	-

Total derivatives	$(643)	$48	$167

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2022, 2021 and 2020.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021

	(in millions)

Life insurance reserves	$215,691	$205,037

Disability and long-term care active life reserves	7,564	6,728

Disability and long-term care unpaid claims and claim reserves	5,528	5,455

Annuity reserves	13,660	12,814

Total policy benefit reserves	$242,443	$230,034

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2022, the Company had $2.2 trillion of total life insurance in force, including $20 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

At December 31, 2022 and 2021, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

			December 31,
	2022	2021	2022	2021	2022	2021

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$13,692	$11,609	$13,479	$11,366	$13,500	$11,389
Universal life with secondary guarantees	13	14	12	12	34	32
Other permanent cash value life insurance	-	-	185,111	177,829	190,196	182,118
Variable life	-	-	-	-	973	953
Variable universal life	8	6	7	6	43	37
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,192	5,039
Accidental death benefits	-	-	-	-	9	10
Disability - active lives	-	-	-	-	1,064	971
Disability - disabled lives	-	-	-	-	1,563	1,475
Miscellaneous reserves	-	-	-	-	3,051	3,003

Total gross life reserves [1]	13,713	11,629	198,609	189,213	215,625	205,027
Reinsurance ceded	-	-	-	-	1,184	1,203

Total net life insurance	$13,713	$11,629	$198,609	$189,213	$214,441	$203,824

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2022 and 2021, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2022	2021	2022	2021	2022	2021

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$8,399	$10,251	$7,476	$9,350
Variable universal life	1,837	1,817	1,690	1,718	1,654	1,687

Total gross life reserves	$1,837	$1,817	$10,089	$11,969	$9,130	$11,037

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,837	$1,817	$10,089	$11,969	$9,130	$11,037

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2022 and 2021.

	December 31,
	2022	2021

	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$211,671	$201,186
Accidental death benefits	9	10
Disability - active lives	1,064	971
Disability - disabled lives	1,561	1,473
Miscellaneous reserves	136	184

Subtotal net life insurance	214,441	203,824

From Separate Accounts Annual Statement:
Life insurance	9,130	11,037

Combined Total	$223,571	$214,861

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2022 and 2021 were $11.0 billion and $8.3 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $270 million and $292 million at December 31, 2022 and 2021, respectively. Accounts were credited with interest at annual rates ranging from 0.01% to 3.87% and 0.01% to 3.50% during 2022 and 2021, respectively. The crediting interest rates changed 42 times and 13 times during 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2022 and 2021, the Company held $121 million and $92 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2022	$4,681	$4,195
December 31, 2021	3,705	3,948

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2022	$4,718	$4,451	$2,188
December 31, 2021	3,711	3,958	1,952

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2022	2021
	(in millions)	(in millions)

Borrowed	$2,698	$2,052

Deposit fund reserves	$2,707	$2,052

Max borrowed during the year	$2,698	$2,052

Borrowing capacity as determined by insurer	$8,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $10 billion global Funding Agreement Backed Note (FABN) program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2022 and 2021, the Company had issued and outstanding funding agreements of $4.2 billion and $2.0 billion, respectively.

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2022 and 2021, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2022	2021	2022	2021	2022	2021

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$106	$59	$-	$-	$106	$59
- at book value less surrender charge of 5% or more	67	62	-	-	67	62
- at fair value	-	-	19,556	24,137	19,556	24,137

Total with market value adjustment or at fair value	173	121	19,556	24,137	19,729	24,258
- at book value without adjustment	1,665	1,779	-	-	1,665	1,779
Not subject to discretionary withdrawal	9,723	8,861	248	311	9,971	9,172

Total gross individual annuities	11,561	10,761	19,804	24,448	31,365	35,209
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$11,561	$10,761	$19,804	$24,448	$31,365	$35,209

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$13	$16	$13	$16

Total with market value adjustment or at fair value	-	-	13	16	13	16
Not subject to discretionary withdrawal	2,099	2,053	5,105	6,647	7,204	8,700

Total gross group annuities	2,099	2,053	5,118	6,663	7,217	8,716
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,099	$2,053	$5,118	$6,663	$7,217	$8,716

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$101	$80	$-	$-	$101	$80
- at fair value	-	-	28	36	28	36

Total with market value adjustment or at fair value	101	80	28	36	129	116
- at book value without adjustment	3,719	3,757	-	-	3,719	3,757
Not subject to discretionary withdrawal	7,167	4,466	-	-	7,167	4,466

Total gross deposit-type contracts	10,987	8,303	28	36	11,015	8,339
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$10,987	$8,303	$28	$36	$11,015	$8,339

Total annuity reserves and deposit funds	$24,647	$21,117	$24,950	$31,147	$49,597	$52,264

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $8 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2023.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2022 and 2021.

	December 31,
	2022	2021

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$11,930	$11,129
Supplementary contracts with life contingencies	1,730	1,685
Deposit-type contracts	10,987	8,303

Subtotal net annuity reserves	24,647	21,117
From Separate Accounts Annual Statement:
Annuities	24,674	30,800
Supplementary contracts	248	311
Other contract deposit funds	28	36

Subtotal net annuity reserves	24,950	31,147

Combined Total	$49,597	$52,264

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2022 and 2021 were as follows:

	For the years ended

	December 31,
	2022	2021

	(in millions)

Balance at January 1	$5,455	$5,342

Incurred related to:
Current year	877	990
Prior years	(8)	(125)

Total incurred	869	865

Paid related to:
Current year	(36)	(33)
Prior years	(760)	(719)

Total paid	(796)	(752)

Balance at December 31	$5,528	$5,455

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2022 and 2021, reserves required as a result of AAT were as follows:

	December 31,
	2022	2021

	(in millions)

Annuities and deposit funds	$45	$250
Life insurance	2	2

Total reserves	$47	$252

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $1,400 million and $973 million at December 31, 2022 and 2021, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$372	$243	$453	$259
Ordinary renewal	3,281	2,660	3,056	2,397

Total deferred and uncollected premiums	$3,653	$2,903	$3,509	$2,656

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

7.	Separate Accounts

Separate account liabilities at December 31, 2022 and 2021 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2022	2021	2022	2021	2022	2021

	(in millions)

Separate account reserves	$9,130	$11,037	$24,950	$31,147	$34,080	$42,184
Non-policy liabilities					201	199

Total separate account liabilities					$34,281	$42,383

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $10 million and $7 million attributable to GMDB at December 31, 2022 and 2021, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.6 billion and $1.7 billion for the years ended December 31, 2022 and 2021, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2022	2021	2020

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,670	$1,724	$1,467

Transfers from separate accounts	(2,160)	(2,529)	(2,147)

Net transfers from separate accounts	$(490)	$(805)	$(680)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2022 and 2021 and does not expect to make a contribution to the plans during 2023.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2022 and 2021, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)
Fair value of plan assets at January 1	$6,504	$6,158	$100	$94

Changes in plan assets:

Actual return on plan assets	(1,315)	515	(20)	9

Actual plan benefits paid	(193)	(169)	(4)	(3)

Fair value of plan assets at December 31	$4,996	$6,504	$76	$100

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2022 and 2021 were as follows:

	Target Allocation		Actual Allocation

	2022	2021	2022	2021

Bonds	74%	74%	70%	70%

Equity investments	25%	25%	27%	28%

Other investments	1%	1%	3%	2%

Total assets	100%	100%	100%	100%

At each of December 31, 2022 and 2021, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2022 and 2021 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)

Projected benefit obligation at January 1	$7,038	$7,069	$628	$662

Changes in benefit obligation:

Service cost of benefits earned	240	205	8	10

Interest cost on projected obligations	173	141	13	11

Projected gross plan benefits paid	(204)	(197)	(27)	(25)

Experience (gains)/losses	(2,000)	(180)	(165)	(30)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$5,247	$7,038	$457	$628

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.0 billion and $6.6 billion for the years ended December 31, 2022 and 2021, respectively. Experience (gains)/losses for each of the years ended December 31, 2022 and 2021 primarily reflect the impact of changes in the PBO discount rate.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2022 and 2021 and the net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021
Projected benefit obligation:

Weighted average discount rate	5.00%	2.77%	4.98%	2.72%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	4.99%	2.73%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2022	2021	2020	2022	2021	2020
Net periodic benefit cost:
Weighted average discount rate	2.77%	2.44%	3.17%	2.72%	2.37%	3.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	5.25%	5.75%	6.25%	5.25%	5.75%	6.25%
Cash balance plan interest crediting rate	3.00%	2.39%	3.14%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2022	2021

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2023	2022

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

49

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2022 and 2021.

	Defined Benefit Plans		Postretirement Benefit Plans

	2022	2021	2022	2021

	(in millions)		(in millions)

Fair value of plan assets	$4,996	$6,504	$76	$100

Projected benefit obligation	5,247	7,038	457	628

Funded status	(251)	(534)	(381)	(528)

Nonadmitted asset	(818)	(887)	-	-

Financial statement liability	$(1,069)	$(1,421)	$(381)	$(528)

The PBO for defined benefit plans above included $1,069 million and $1,421 million related to unfunded non-qualified plans at December 31, 2022 and 2021, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 120% and 116% of the projected benefit obligations of these plans at December 31, 2022 and 2021, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2022 and 2021:

	For the year ended December 31, 2022

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,215)	$115	$258	$(125)	$173

Amortization from surplus into net periodic benefit cost	34	(25)	(17)	4	(13)

Changes in plan assets and benefit obligations recognized in surplus	318	-	-	141	-

Balance at December 31	$(863)	$90	$241	$20	$160

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	For the year ended December 31, 2021

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at January 1	$(1,617)	$140	$285	$(168)	$185

Amortization from surplus into net periodic benefit cost	67	(25)	(27)	7	(12)

Changes in plan assets and benefit obligations recognized in surplus	335	-	-	36	-

Balance at December 31	$(1,215)	$115	$258	$(125)	$173

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2022	2021	2020	2022	2021	2020

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$240	$205	$134	$8	$10	$14

Interest cost on projected obligations	173	141	177	13	11	16

Amortization of experience losses	34	67	56	4	7	4

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(4)

Amortization of initial net asset	(16)	(27)	(14)	-	-	-

Expected return on plan assets	(337)	(349)	(336)	(5)	(5)	(5)

Curtailment	-	-	(1)	-	-	28

Net periodic benefit cost (credit)	$69	$12	$(9)	$8	$11	$53

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2023 through 2032 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2023	$206	$28

2024	234	28

2025	251	27

2026	261	27

2027	271	26

2028-2032	1,493	130

Total	$2,716	$266

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2022, 2021 and 2020, the Company expensed total contributions to these plans of $37 million, $34 million and $57 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2022 and 2021, the Company made additional contributions to the cash balance plan in these years.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2022 and 2021, the net amount due from NLTC under this agreement was $45 million and $48 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.7 billion at both December 31, 2022 and 2021. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2022, 2021 and 2020 were as follows:

	For the years ended December 31,
	2022	2021	2020

	(in millions)

Direct premium revenue	$22,500	$22,936	$19,501

Premiums assumed	840	830	800

Premiums ceded	(1,052)	(995)	(978)

Premium revenue	$22,288	$22,771	$19,323

Direct benefit expense	$23,494	$23,975	$20,538

Benefits assumed	771	915	837

Benefits ceded	(824)	(937)	(792)

Total benefits	$23,441	$23,953	$20,583

In addition, the Company received $120 million, $127 million and $133 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2022, 2021 and 2020, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2022, 2021 and 2020, the Company incurred $116 million, $130 million and $127 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2022 and 2021 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R - Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	NM Harrisburg, Inc
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	QOZ Holding Co, LLC and subsidiaries
GRO, LLC and GRO-SUB, LLC	NM Career Distrib. Holdings, LLC and subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM SAS, LLC and subsidiaries
Northwestern Long Term Care Ins. Co	Venture Studio Holdings, LLC and subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Wysh Holdings, LLC
NMU Holdings, LLC & subsidiaries	Lake Emily Holdings, LLC & subsidiaries

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax (benefit) expense in the statutory statements of operations for the years ended December 31, 2022, 2021 and 2020 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2022	2021	2020

	(in millions)
Tax payable on ordinary income	$154	$(914)	$637
Low income housing tax credits	(161)	(150)	(136)
Other tax credits	(133)	(122)	(71)
Change in contingent tax liabilities	(20)	20	(153)

Total current tax expense (benefit)	$(160)	$(1,166)	$277

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(819) million, $327 million and $433 million was included in net IMR deferrals for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense (benefit) of $171 million, $233 million and $(2) million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2022	2021	2020

	(in millions)

Provision computed at statutory rate	$(626)	$336	$580

Adjustments to the statutory rate:

Subsidiary distributions	(282)	(28)	(283)

Tax credits	(296)	(270)	(207)

Amortization of IMR	(61)	(89)	(53)

Dividends received deduction	(44)	(41)	(31)

Employee benefits	(15)	(22)	(22)

Deferred adjustments	86	110	(29)

Other	(27)	(127)	(50)

Total statutory income tax benefit	$(1,265)	$(131)	$(95)

Federal income tax (benefit) expense reported on the statutory statements of operations	$(160)	$(1,166)	$277

Capital gains tax (benefit) expense, net of IMR transfers	(648)	559	431

Change in net deferred tax assets	(457)	476	(803)

	$(1,265)	$(131)	$(95)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made net income tax payments, including subsidiaries, of $135 million, $295 million and $679 million to the IRS during the years ended December 31, 2022, 2021 and 2020, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2022, 2021 and 2020 that are available for recoupment are $1 million, $1,133 million and $0 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2022 and 2021 contingent liabilities were as follows:

	For the years ended December 31,
	2022	2021

	(in millions)
Balance at January 1	$20	$-
(Reductions) additions for tax positions of prior years	(20)	20

Balance at December 31	$-	$20

Included in contingent tax liabilities at December 31, 2022 and 2021 were no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. As of December 31, 2022 and 2021, the Company had $0 million and $20 million, respectively, of tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized $0 million, $0 million and $15 million, respectively, of interest-related tax benefit.

The Inflation Reduction Act, which created a new corporate minimum tax (CAMT) effective for calendar year taxpayers January 1, 2023, was enacted on August 16, 2022. Based upon projected adjusted financial statement income for 2023, the company (or the controlled group of corporations of which the reporting entity is a member) has determined that average “adjusted financial statement income” is above the thresholds for the 2023 tax year such that it does expect to be required to perform the CAMT calculations. The controlled group of corporations of which the company is a member has not determined as of the reporting date if they will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate can not be made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,265	$1,142	$123
Investments	735	239	496
Policy benefit liabilities	1,832	1,747	85
Benefit plan obligations	522	625	(103)
Fixed Assets	20	-	20
Other	131	82	49

Gross deferred tax assets	4,505	3,835	670

Nonadmitted deferred tax assets	50	-	50

Gross admitted deferred tax assets	4,455	3,835	620

Deferred tax liabilities:
Investments	1,526	1,185	341
Other	820	1,081	(261)

Gross deferred tax liabilities	2,346	2,266	80

Net deferred tax assets	$2,109	$1,569	$540

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2022 and 2021.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2022 and 2021 were as follows (in millions):

	December 31, 2022			December 31, 2021				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$3,770	$735	$4,505	$3,596	$239	$3,835	$174	$496	$670
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,770	735	4,505	3,596	239	3,835	174	496	670
Deferred tax assets nonadmitted	50	-	50	-	-	-	50	-	50

Subtotal net admitted deferred tax asset	3,720	735	4,455	3,596	239	3,835	124	496	620
Deferred tax liabilities	820	1,526	2,346	1,081	1,185	2,266	(261)	341	80

Net admitted deferred tax asset/ (liability)	$2,900	$(791)	$2,109	$2,515	$(946)	$1,569	$385	$155	$540

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2022			December 31, 2021			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$241	$241	$-	$96	$96	$-	$145	$145
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,778	89	1,867	1,720	-	1,720	$58	$89	$147
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,942	405	2,347	1,876	143	2,019	$66	$262	$328

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,720	$735	$4,455	$3,596	$239	$3,835	$124	$496	$620

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$1,867			$1,720			$147

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,162			$4,152			$10

Ratio percentage used to determine recovery period and threshold limitation amount			1060%			1048%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,748			$27,680

All gross deferred tax liabilities have been recognized at December 31, 2022 and 2021. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2022 or 2021. At December 31, 2022 and 2021, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 0%, respectively.

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $9.3 billion and $9.7 billion at December 31, 2022 and 2021, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 12 years at December 31, 2022.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2022 and 2021, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2022			December 31, 2021

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$47		$-	$59		$1

Guarantees of real estate obligations	445		4	493		5

Guarantees issued on behalf of wholly-owned subsidiaries	78		-	89		-

Guarantees on behalf of field loan support program	71		-	37		-

Total guarantees	$641		$4	$678		$6

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $10 million and $15 million for the years ended December 31, 2022 and 2021, respectively. The Company has contributed a total of $230 million to NLTC through December 31, 2022. The Company reported a payable to NLTC of $59 million at December 31, 2022 and 2021, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2022:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,231	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	231	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,161	49	148	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	55	3.450%	3/30/2051
	Total

		$4,671	$4,480	$200	$1,665

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2022 and 2021.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2022 and 2021 were as follows:

	December 31, 2022

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$187,268	$166,114	$4,588	$145,263	$16,263	$-
Mortgage loans	51,798	46,724	-	-	46,724	-
Common and preferred stocks	2,051	2,041	1,398	110	533	-
Policy loans	17,653	17,653	-	-	17,653	-
Derivative assets	1,680	2,344	-	2,344	-	-
Other invested assets	241	212	-	174	38	-
Cash and short-term investments	4,476	4,476	543	3,933	-	-

Separate account assets	34,281	34,281	30,448	2,640	759	434

General account liabilities:
Investment-type insurance reserves	$12,596	$11,647	$-	$-	$11,647	$-
Liabilities for repurchase agreements	2,294	2,294	-	2,294	-	-
Derivative liabilities	219	393	-	393	-	-
Separate account liabilities	34,281	34,281	30,448	2,640	759	434

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

	(in millions)
General account investment assets:
Bonds	$179,121	$188,261	$5,500	$165,145	$17,616	$-
Mortgage loans	47,844	50,089	-	-	50,089	-
Common and preferred stocks	3,749	3,751	3,062	83	606	-
Policy loans	17,208	17,208	-	-	17,208	-
Derivative assets	629	1,023	-	1,023	-	-
Other invested assets	197	240	-	240	-	-

Cash and short-term investments	3,786	3,786	987	2,799	-	-

Separate account assets	42,383	42,383	37,493	3,642	758	490
General account liabilities:
Investment-type insurance reserves	$9,810	$9,728	$-	$-	$9,728	$-
Liabilities for repurchase agreements	1,277	1,277	-	1,277	-	-
Derivative liabilities	311	195	-	195	-	-

Separate account liabilities	42,383	42,383	37,493	3,642	758	490

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Invested Assets

Other Invested Assets primarily consist of the Company’s investment in surplus note issuances of other mutual insurance companies and residual tranches. The surplus note instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2022 and 2021.

	December 31, 2022

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$-	$2	$55	$-	$57
Common and preferred stocks	1,399	-	533	-	1,932
Money market mutual funds	491	-	-	-	491
Other invested assets	-	-	38	-	38
Derivative assets	-	480	-	-	480
Derivative liabilities	-	173	-	-	173

Total general account	$1,890	$655	$626	$-	$3,171

Separate accounts:
Mutual fund investments	$29,170	$-	$-	$-	$29,170
Other benefit plan assets/liabilities	12	20	5	3	40
Pension and postretirement assets:
Bonds	332	2,554	118	-	3,004
Common and preferred stock	772	-	50	431	1,253
Cash and short-term securities	16	63	-	-	79
Other assets/liabilities	146	3	586	-	735

Subtotal pension and postretirement assets	1,266	2,620	754	431	5,071

Total separate accounts	$30,448	$2,640	$759	$434	$34,281

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

	December 31, 2021

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$199	$4	$115	$-	$318
Common and preferred stocks	3,063	5	606	-	3,674
Money market mutual funds	848	-	-	-	848
Derivative assets	-	216	-	-	216
Derivative liabilities	-	24	-	-	24

Total general account	$4,110	$249	$721	$-	$5,080

Separate accounts:
Mutual fund investments	$35,694	$-	$-	$-	$35,694
Other benefit plan assets/liabilities	51	26	5	3	85
Pension and postretirement assets:
Bonds	459	3,462	109	-	4,030
Common and preferred stock	1,179	1	58	487	1,725
Cash and short-term securities	92	147	-	-	239
Other assets/liabilities	18	6	586	-	610

Subtotal pension and postretirement assets	1,748	3,616	753	487	6,604

Total separate accounts	$37,493	$3,642	$758	$490	$42,383

During 2022 and 2021, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$606	$115	$-	$-	$758

Realized gains/(losses)	104	(102)	-	-	74

Unrealized gains/(losses)	(25)	34	(13)	-	(58)

Issuances	-	-	-	-	-

Purchases	45	2	51	-	125

Sales	(196)	(29)	-	-	(148)

Settlements	-	-	-	-	-

Net discount/premium	1	-	-	-	-

Transfers into Level 3	-	35	-	-	10

Transfers out of Level 3	(2)	-	-	-	(2)

Fair value, end of period	$533	$55	$38	$-	$759

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2022, 2021 and 2020

For the year ended December 31, 2021	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$390	$90	$-	$-	$711

Realized gains/(losses)	52	(26)	-	-	98

Unrealized gains/(losses)	49	10	-	-	123

Issuances	-	-	-	-	-

Purchases	106	7	-	-	158

Sales	(101)	(34)	-	-	(336)

Settlements	-	-	-	-	-

Net discount/premium	4	-	-	-	1

Transfers into Level 3	106	68	-	-	3

Transfers out of Level 3	-	-	-	-	-

Fair value, end of period	$606	$115	$-	$-	$758

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 26. Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending Northwestern Mutual Variable Life Account Operating Authority	Exhibit (a)(1) to Form N-6 Post-Effective Amendment No. 30 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 21, 2006
(a)(2)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account	Exhibit A(1) to Form S-6 Registration Statement for Northwestern Mutual Variable Life Account, File No. 333-36865, filed on October 1, 1997
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(d)(1)
Form of Policies –
(1)Extra Ordinary Variable Life Insurance Policy
(Variable Whole Life Policy with Extra Life
Protection), MM17, with application
(2)Extra Ordinary Variable Life Insurance Policy
(Variable Whole Life Policy with Extra Life
Protection), MP17, with application (for employers)
(3)Single Premium Variable Whole Life Insurance
Policy, MM16, with application
(4)Single Premium Variable Whole Life Insurance
Policy, MP16, with application (for employers)
(5)Form of notice of short-term cancellation right
(6)Forms of Optional Riders:
(i) Waiver of Premium Benefit
(ii) Accidental Death Benefit
(iii) Additional Purchase Benefit
(iv) Term Insurance Benefit
(7)Form of Amendment to Variable Life and Variable
EOL Form MM.305.(0593)
(8)Form of Amendment to Single Premium Variable Life
Form MM.306.(0593)
(9)Form of Amendment to Variable Whole Life Form
MM.305.(0594)
(10)Form of Amendment to Variable Whole Life Form
MM.305.(0594)
(11)Form of Amendment to Variable Single Premium Life
Form MM.306.(0594)

Exhibits (d)(1), (d)(2), (d)(3), (d)(4), (d)(5), (d)(6), (d)(7),
(d)(8), (d)(9), (d)(10) and (d)(11) to Form N-6 Post-
Effective Amendment No. 26 for Northwestern Mutual
Variable Life Account, File No. 2-89972, filed on
February 28, 2003

(d)(2)	Amendment to Variable Life and Variable EOL Policy	Exhibit A(5)(a) to Form S-6 Post-Effective Amendment No. 21 for Northwestern Mutual Variable Life Account, File No. 2-89972, filed February 25, 1999
(e)	Form of Life Insurance Application 90-1 JCL (0198) WISCONSIN and Application Supplement (1003)	Exhibit (e) to Form N-6 Post-Effective Amendment
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit B(1) to Form N-4 Post-Effective Amendment No. 6, File No. 33-58476, filed November 13, 1995
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-6 Post-Effective Amendment No. 6 for Northwestern Mutual Variable Life Account, File No. 333-59103, filed February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013 between RGA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(2)	Reinsurance Agreement dated December 19, 2013 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(g)(3)	Reinsurance Agreement dated December 22, 2015 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(3) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(4)	Reinsurance Agreement dated November 7, 2013 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(4) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(5)	Reinsurance Agreement dated December 22, 2015 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(5) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(6)	Reinsurance Agreement dated December 23, 2013 between General Re Life Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (g)(6) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(7)	Reinsurance Agreement dated December 22, 2013 between Hannover Life Reassurance Company of American and The Northwestern Mutual Life Insurance Company	Exhibit (g)(7) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(8)	Reinsurance Agreement dated December 2, 2013 between SCOR Global Life USA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(8) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 7, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on April 26, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(e)(1)	Administrative Services Agreement dated April 23, 2007 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (h)(e)(1) to Form N-6 Pre-Effective Amendment No. 1 File No. 333-230143, filed on August 30, 2019
(h)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(h)(1)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)	Not Applicable
(j)(a)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(a) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(b)
Amendment No. 1 dated October 20, 2008 to Shareholder
Information Agreement dated April 13, 2007 among
Russell Fund Services Company on behalf of Russell
Investment Funds and The Northwestern Mutual Life
Insurance Company
Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(c)
Shareholder Information Agreement dated April 13, 2007
among Fidelity Distributors Corporation on behalf of
Fidelity® Variable Insurance Products Fund and The
Northwestern Mutual Life Insurance Company
Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(d)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(e)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(f)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(g)	Power of Attorney	Exhibit to (j)(g) Form N-6 Post-Effective Amendment No. 9 for NML Variable Universal Life Plus, File No. 333- 230143, filed on April 26, 2023
(j)(h)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
Item 27. Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2023
Name	Address
Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President & General Manager Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

John E. Schlifske	Chairman, President & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Name	Address
Mary Ellen Stanek	Managing Director & Director of Asset Management Robert W. Baird & Co. 777 E. Wisconsin Avenue 25th Floor Milwaukee, WI 53202

Ralph A. Weber	Independent Arbitrator, Mediator & Advisor Weber Advising, LLC 8118 Brookside Place Wauwatosa, WI 53213

Benjamin F. Wilson	Retired Chairman Beveridge & Diamond, P.C. 7825 Orchid Street, NW Washington, DC 20012

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue, NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2023
John E. Schlifske	Chairman, President & Chief Executive Officer
Michael G. Carter	Executive Vice President & Chief of Staff
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President, Chief Strategy Officer & Head of Retail and Institutional Investments
John M. Grogan	Executive Vice President & Chief Insurance Officer
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President-Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Jeffrey D. Sippel	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2023 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
3412 Exchange, LLC(2)	Delaware	NM Imperial, LLC	100.00
45East11(2)	Cayman Islands	NYLV, LLC	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company, LLC	100.00
AFE Brentwood Park, LLC(2)	Delaware	Cortona Holdings, LLC	100.00
Amber, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Artisan Garden Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Baraboo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
BCC Cancer Center Venture, LP(2)	Delaware	NM Cancer Center GP, LLC	0.01
		NM Imperial, LLC	83.99
		RE Corp.	16.0
Bishop Square, LLC(2)	Delaware	NM BSA, LLC	100.00
Bradford II SPE, LLC(2)	Delaware	C – Land Fund, LLC	100.00
Bradford Master Association Inc.(2)	North Carolina	C – Land Fund, LLC	100.00
Brandywine Distribution, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cedarstone, LLC(2)	Delaware	Baraboo, Inc.	100.00
Chateau, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
Chelsea Ventures, LLC(2)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
C – Land Fund, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cream City Venture Capital, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crown Farm Partners, LLC(2)	Maryland	NM Imperial, LLC	99.00
		RE Corp.	1.00
Dortmund, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
EBS Services, LLC(2)	Delaware	Lake Emily Holdings, LLC	100.00
Ellington Residential, LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club, LLC(2)	Delaware	RE Corp.	1.00
		NM Imperial, LLC	99.00
FB #2, LLC(2)	Maryland	Chelsea Ventures, LLC	100.00
FES, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
FI Van Buren, LLC (2)	Delaware	Umbrella XYZ, LLC	100.00
GRO, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
GRO-SUB, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Hamptons PBG, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Higgins, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Lake Emily Holdings, LLC.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Logan, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	NM Imperial, LLC	99.00
		RE Corp.	1.00
Maroon, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	NM Imperial, LLC	100.00
Model Portfolios, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
MPC Park 27 Industrial, LLC (2)	Florida	The Northwestern Mutual Life Insurance Company	100.00
Network Office Cashiership, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Nicolet, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
NM BSA, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville, LLC(2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Edgewater Joint Venture (2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	100.00
NM Gen, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM GSB, LLC(2)	New York	NM-SAS, LLC	100.00
NM Imperial, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Majestic Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC(2)	Delaware	NM Regal, LLC	100.00
NM Network Office 135 Insurance Agency, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pioneer, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM RE Funds, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-808 West, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI CARRY, LP(2)	Delaware	Higgins, Inc.	1.00
		Northwestern Mutual Investment Management Company, LLC	99.00
NMC V Equity Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC V GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMC V Mezz Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC VI Equity Fund, LP(2)	Delaware	NMC VI GP, LLC	100.00
NMC VI GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NM-CSV Holdings ULC (2)	British Columbia	Coral, Inc	95.70
		The Northwestern Mutual Life Company	4.30
NM-Hemlock, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper, Inc.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-MNO, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Morristown, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Muse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Port Royale(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Pulse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
NM-RESA, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 2, LLC	11.00
NM-Target Distribution Center 2, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 1, LLC	11.00
NM-Target.com Distribution Center, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-West Hartford, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings, LLC	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMPE I GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMPE II GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMRM Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMU Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Ellis Company(2)	Canada	Coral, Inc.	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	NMPE I GP, LLC	1.00
		Northwestern Mutual Investment Management Company	99.00
Northwestern Mutual Private Equity Co-Investment Fund II, LP(2)	Delaware	NMPE II GP, LLC	1.00
		Northwestern Mutual Investment Management Company	99.00
Northwestern Mutual Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase II, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase III, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NWM ZOM GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NYLV, LLC(2)	Delaware	BCC Cancer Center Venture, LP	100.00
Osprey Links Golf Course, LLC(2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Plantation Oaks MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
QOZ Holdings Company, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regency NM Johns Creek, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Ruhl Financial Group, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Scotty, LLC(2)	Delaware	Hobby, Inc.	6.31
		Maroon, Inc.	65.01
		Stadium and Arena Management, Inc.	28.68
Seattle Network Office, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Seazen GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point, LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP, LLC	0.10
Stadium and Arena Management, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00
Tupelo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC(2)	Delaware	Bishop Square, LLC	100.00
Two Con SPE, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Two Con, LLC(2)	Delaware	Two Con Holdings, LLC	100.00
Umbrella XYZ LLC(2)	Delaware	NMU Holdings, LLC	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
White Oaks, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Wysh Financial, LLC(2)	Delaware	Wysh Holdings, LLC	100.00
Wysh Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Insurance Agency, LLC(2)	Delaware	Wysh Life and Health Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Delaware	Wysh Holdings, LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2022, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 29. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 30. Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS also acts as the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of April 1, 2023, the directors and officers of NMIS are as follows:
Name	Position
Laura M. Deaner	Chief Information Security Officer
Quentin M. Doll	Director
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President - Investment Client Services, Chief Operations Officer
Timothy Gerend	Executive Vice President, Chief Distribution Officer
Betsy Heisler	Vice President - Risk Products
Dean Hopp	Vice President - IPS Investment Programs
Madhusudan Kotian	Chief Technology Officer
Susan K. Limbach	Assistant Treasurer
Mark E. McNulty	NMIS Anti-Money Laundering Officer
Blaire L. Puls	Variable Investment Product Consultant
Sarah R. Schneider	President
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
William H. Taylor	Vice President – Planning and Sales
Rebecca Villegas	Vice President - NMIS Compliance, Chief Compliance Officer
Jarod A. Ward	Treasurer, Financial and Operations Principal
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Vice President - New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $499,080 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.
Item 31. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 32. Management Services
There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 33. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable adjustable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 26, 2023.
Northwestern Mutual Variable Life Account
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman, President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 26, 2023.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman, President and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, President and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ TODD M. JONES	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ MATTHEW P. SULLIVAN	Vice President and Controller; Principal Accounting Officer
Matthew P. Sullivan

Signature	Title
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ John E. Schlifske*	Trustee
John E. Schlifske
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to Power of Attorney.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-6
POST-EFFECTIVE AMENDMENT NO. 53 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
Northwestern Mutual Variable Life Account
Exhibit	Description
(k)	Opinion and Consent of Counsel	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith